UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

MProved Systematic Long-Short Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2018

	Shares	Value
Long Common Stocks - 64.17%
Aerospace & Defense - 1.58%
AAR Corporation	540	$23,820
Arconic, Inc.	334	7,695
		31,515
Air Freight & Logistics - 0.41%
XPO Logistics, Inc. (a)	81	8,247

Airlines - 1.08%
JetBlue Airways Corporation (a)	1,062	21,580

Auto Components - 1.31%
Dana, Inc.	270	6,955
Visteon Corporation (a)	175	19,292
		26,247
Biotechnology - 0.89%
Eagle Pharmaceuticals, Inc. (a)	338	17,809

Building Products - 2.43%
Builders FirstSource, Inc. (a)	378	7,500
Masco Corporation	549	22,202
NCI Building Systems, Inc. (a)	509	9,009
USG Corporation (a)	244	9,862
		48,573
Chemicals - 1.59%
Ashland Global Holdings, Inc.	115	8,026
Eastman Chemical Company	224	23,650
		31,676
Commercial Services & Supplies - 0.89%
Clean Harbors, Inc. (a)	167	8,151
RR Donnelley & Sons Company	1,109	9,682
		17,833
Communications Equipment - 3.30%
Cisco Systems, Inc.	512	21,960
F5 Networks, Inc. (a)	153	22,125
Juniper Networks, Inc.	890	21,654
		65,739
Containers & Packaging - 3.82%
Greif, Inc., Class A	445	23,251
Owens-Illinois, Inc. (a)	1,388	30,064
Sealed Air Corporation	536	22,936
		76,251
Diversified Telecommunication Services - 0.62%
Windstream Holdings, Inc. (a)	8,780	12,380

Electronic Equipment, Instruments & Components - 1.51%
Plexus Corporation (a)	372	22,219
Zebra Technologies Corporation, Class A (a)	57	7,934
		30,153

Energy Equipment & Services - 0.34%
Diamond Offshore Drilling, Inc. (a)	465	6,817

Food & Staples Retailing - 1.81%
Sprouts Farmers Market, Inc. (a)	874	20,513
Walgreens Boots Alliance, Inc.	115	7,529
Walmart, Inc.	91	8,096
		36,138
Food Products - 2.10%
Fresh Del Monte Produce, Inc.	459	20,765
TreeHouse Foods, Inc. (a)	556	21,278
		42,043
Health Care Providers & Services - 1.06%
DaVita, Inc. (a)	318	20,969
Tenet Healthcare Corporation (a)	5	121
		21,090
Hotels, Restaurants & Leisure - 2.85%
Denny's Corporation (a)	1,440	22,219
Hyatt Hotels Corporation, Class A	283	21,582
International Game Technology plc	209	5,587
MGM Resorts International	216	7,564
		56,952
Household Durables - 3.39%
Helen of Troy Ltd. (a)	241	20,967
Hovnanian Enterprises, Inc., Class A (a)	2,758	5,047
La-Z-Boy, Inc.	707	21,175
Whirlpool Corporation	134	20,517
		67,706
Independent Power and Renewable Electricity Producers - 0.78%
AES Corporation	654	7,436
NRG Energy, Inc.	268	8,182
		15,618
Internet Software & Services - 0.43%
Blucora, Inc. (a)	351	8,635

IT Services - 1.47%
Alliance Data Systems Corporation	30	6,386
Leidos Holdings, Inc.	352	23,021
		29,407
Leisure Products - 0.39%
American Outdoor Brands Corporation (a)	764	7,884

Machinery - 0.43%
Navistar International Corporation (a)	13	455
NN, Inc.	340	8,160
		8,615
Media - 1.99%
AMC Networks, Inc., Class A (a)	261	13,494
Entercom Communications Corporation, Class A	2,006	19,358
Viacom, Inc., Class B	220	6,833
		39,685
Metals & Mining - 1.98%
AK Steel Holding Corporation (a)	1,056	4,783
Coeur Mining, Inc. (a)	1,062	8,496
Commercial Metals Company	314	6,424

Steel Dynamics, Inc.	167	7,385
SunCoke Energy, Inc. (a)	647	6,962
United States Steel Corporation	157	5,525
		39,575
Multiline Retail - 1.04%
Dollar Tree, Inc. (a)	69	6,548
Macy's, Inc.	247	7,346
Target Corporation	98	6,804
		20,698
Oil, Gas & Consumable Fuels - 9.33%
Anadarko Petroleum Corporation	392	23,681
Arch Coal, Inc., Class A	233	21,408
Cimarex Energy Company	84	7,854
Concho Resources, Inc. (a)	53	7,967
ConocoPhillips	149	8,834
Hess Corporation	176	8,909
Laredo Petroleum, Inc. (a)	3,598	31,339
Marathon Oil Corporation	554	8,936
Marathon Petroleum Corporation	345	25,223
Noble Energy, Inc.	268	8,120
Renewable Energy Group, Inc. (a)	2,017	25,818
WPX Energy, Inc. (a)	568	8,395
		186,484
Pharmaceuticals - 0.41%
Allergan plc	49	8,246

Road & Rail - 0.36%
Avis Budget Group, Inc. (a)	154	7,213

Semiconductors & Semiconductor Equipment - 1.24%
Amkor Technology, Inc. (a)	783	7,932
Micron Technology, Inc. (a)	169	8,811
Microsemi Corporation (a)	125	8,090
		24,833
Specialty Retail - 7.91%
Aaron's, Inc.	465	21,669
The Children's Place, Inc.	154	20,829
Express, Inc. (a)	2,533	18,136
The Michaels Companies, Inc. (a)	929	18,311
RH (a)	119	11,338
Sally Beauty Holdings, Inc. (a)	1,730	28,459
Shoe Carnival, Inc.	703	16,731
Urban Outfitters, Inc. (a)	613	22,656
		158,129
Technology Hardware, Storage & Peripherals - 0.43%
Western Digital Corporation	92	8,489

Textiles, Apparel & Luxury Goods - 3.46%
Deckers Outdoor Corporation (a)	229	20,617
Michael Kors Holdings Ltd. (a)	343	21,293
Movado Group, Inc.	710	27,264
		69,174
Trading Companies & Distributors - 1.54%
Herc Holdings, Inc. (a)	120	7,794
WESCO International, Inc. (a)	369	22,896
		30,690

Total Long Common Stocks
(Cost $1,323,311)		1,282,124

	Shares
SHORT TERM INVESTMENTS - 33.69%
First American Government Obligations Fund, Class X, 1.55% (b)(c)	336,585	336,585
First American Treasury Obligations Fund, Class X, 1.56% (b)(c)	336,585	336,585
Total Short Term Investments
(Cost $673,170)		673,170
Total Long Investments
(Cost $1,996,481) - 97.86%		1,955,294

Total Investments
(Cost $1,996,481) - 97.86%		1,955,294
Other Assets in Excess of Liabilities - 2.14%		42,955
Total Net Assets - 100.00%		$1,998,249

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(c)	All or a portion of this security has been committed as collateral for open swap contracts. The total value of assets committed as collateral as of March 31, 2018 is $87,657.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$1,996,481

Gross unrealized appreciation	39,474
Gross unrealized depreciation	(80,661)
Net unrealized depreciation	$(41,187)

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

MProved Systematic Long-Short Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
March 31, 2018

Counterparty	Security	Maturity Date	Pay/ Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount(1)	Unrealized Appreciation (Depreciation)*
Long Equity Swap Contracts
Deutsche Bank	1-800-Flowers.Com, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	394	$4,646	$278
Deutsche Bank	Aaron's, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	98	4,567	690
Deutsche Bank	Acorda Therapeutics, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	186	4,396	310
Deutsche Bank	Adtalem Global Education, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	99	4,704	352
Deutsche Bank	Aegion Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	203	4,647	(434)
Deutsche Bank	Alcoa Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	101	4,537	(823)
Deutsche Bank	Alliance Data Systems Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	19	4,041	(793)
Deutsche Bank	Alphabet, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	4,145	(231)
Deutsche Bank	AMERCO	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	14	4,835	(213)
Deutsche Bank	AngioDynamics, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	282	4,861	370
Deutsche Bank	Anixter International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	60	4,542	(30)
Deutsche Bank	Antero Resources Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	234	4,641	140
Deutsche Bank	Arena Pharmaceuticals, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	111	4,381	(63)
Deutsche Bank	Argan, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	112	4,807	(268)
Deutsche Bank	ARRIS International plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	177	4,699	93
Deutsche Bank	Ascena Retail Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,126	2,261	(241)
Deutsche Bank	Biogen, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	16	4,377	(878)
Deutsche Bank	BioScrip, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,438	3,534	(713)
Deutsche Bank	Booz Allen Hamilton Holdings Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	119	4,604	61
Deutsche Bank	Builders Firstsource, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	213	4,222	(548)
Deutsche Bank	CA, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	129	4,370	31
Deutsche Bank	Cadence Design Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	118	4,335	(660)
Deutsche Bank	California Resources Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	304	5,209	(200)
Deutsche Bank	Cambrex Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	89	4,651	104
Deutsche Bank	Camping World Holdings, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	115	3,705	(1,399)
Deutsche Bank	Cardtronics plc, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	202	4,503	(242)
Deutsche Bank	Carrols Restaurant Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	358	4,006	(451)
Deutsche Bank	The Cheesecake Factory, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	3,276	(103)

Deutsche Bank	The Chefs' Warehouse, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	199	4,574	423
Deutsche Bank	Ciena Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	195	5,047	837
Deutsche Bank	Cirrus Logic, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	105	4,262	(1,226)
Deutsche Bank	Cleveland-Cliffs, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	579	4,021	(517)
Deutsche Bank	CommerceHub, Inc., Series A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	226	5,081	260
Deutsche Bank	Computer Programs & Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	154	4,493	(94)
Deutsche Bank	Comtech Telecommunications Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	200	5,975	1,539
Deutsche Bank	Cracker Barrel Old Country Store, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	4,613	(129)
Deutsche Bank	Dean Foods Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	519	4,469	(1,261)
Deutsche Bank	Diamond Offshore Drilling	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	313	4,584	(1,209)
Deutsche Bank	Dolby Laboratories, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	70	4,446	65
Deutsche Bank	Donaldson Company, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	4,366	(354)
Deutsche Bank	Drive Shack, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	902	4,308	(566)
Deutsche Bank	DSW, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	234	5,310	426
Deutsche Bank	Eastman Chemical Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	45	4,773	498
Deutsche Bank	Emergent BioSolutions, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	92	4,840	439
Deutsche Bank	Endo International plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	591	3,507	(1,364)
Deutsche Bank	Endurance International Group Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	611	4,517	(684)
Deutsche Bank	EnerSys	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	66	4,575	(3)
Deutsche Bank	Entravision Communications Corporation, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	706	3,314	(1,684)
Deutsche Bank	Freeport-McMoRan, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	199	3,493	(379)
Deutsche Bank	FTI Consulting, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	95	4,596	120
Deutsche Bank	The Gap, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	144	4,489	(237)
Deutsche Bank	The Greenbrier Companies, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	79	3,968	39
Deutsche Bank	Greif, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	90	4,736	(611)
Deutsche Bank	Hanesbrands, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	166	3,055	(194)
Deutsche Bank	Hillenbrand, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	104	4,770	99
Deutsche Bank	Hostess Brands, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	323	4,774	(35)
Deutsche Bank	Hovnanian Enterprises, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,063	3,772	(830)
Deutsche Bank	Huntsman Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	142	4,150	(735)
Deutsche Bank	Ingredion, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	35	4,530	(314)
Deutsche Bank	Integer Holdings Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	89	5,030	1,028
Deutsche Bank	Johnson Outdoors, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	75	4,646	(46)
Deutsche Bank	KEMET Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	252	4,566	571
Deutsche Bank	Kennametal, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	111	4,454	(820)

Deutsche Bank	The KeyW Holding Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	550	4,320	982
Deutsche Bank	Kforce, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	168	4,541	122
Deutsche Bank	Kindred Healthcare, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	484	4,425	(250)
Deutsche Bank	Koppers Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	111	4,558	(827)
Deutsche Bank	Lannett Company, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	261	4,185	(1,468)
Deutsche Bank	Lantheus Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	293	4,655	(863)
Deutsche Bank	LGI Homes, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	56	3,949	(30)
Deutsche Bank	LSC Communications, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	322	5,615	898
Deutsche Bank	Luminex Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	233	4,920	193
Deutsche Bank	Macy's, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	155	4,665	724
Deutsche Bank	Mallinckrodt plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	224	3,241	(351)
Deutsche Bank	McDermott International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	562	3,420	(611)
Deutsche Bank	Meridian Bioscience, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	331	4,697	(113)
Deutsche Bank	Meritor, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	188	3,862	(540)
Deutsche Bank	Micron Technology, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	96	5,002	720
Deutsche Bank	Microstrategy, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	36	4,640	(167)
Deutsche Bank	Molson Coors Brewing Company, Class B	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	59	4,441	(91)
Deutsche Bank	MoneyGram International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	429	3,694	(1,312)
Deutsche Bank	MSC Industrial Direct Company, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	52	4,765	(305)
Deutsche Bank	Navistar International Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	122	4,262	(915)
Deutsche Bank	NCR Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	138	4,346	(697)
Deutsche Bank	Oracle Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	91	4,161	(469)
Deutsche Bank	Owens Corning	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	57	4,591	(605)
Deutsche Bank	Owens-Illinois, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	213	4,610	(189)
Deutsche Bank	Park-Ohio Holdings Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	113	4,386	(756)
Deutsche Bank	PBF Energy, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	154	5,216	(228)
Deutsche Bank	Penn National Gaming, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	170	4,461	(758)
Deutsche Bank	Performance Food Group Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	147	4,384	(189)
Deutsche Bank	Pilgrim's Pride Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	164	4,032	(659)
Deutsche Bank	Pinnacle Entertainment, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	149	4,489	(263)
Deutsche Bank	Pitney Bowes, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	363	3,950	(208)
Deutsche Bank	Ply Gem Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	211	4,555	688
Deutsche Bank	Quality Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	368	5,019	84
Deutsche Bank	Regal Beloit Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	65	4,781	(221)
Deutsche Bank	Rosetta Stone, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	333	4,376	159
Deutsche Bank	Rowan Companies plc, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	316	3,643	(1,129)

Deutsche Bank	RR Donnelley & Sons Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	624	5,443	(119)
Deutsche Bank	SeaWorld Entertainment, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	222	3,290	230
Deutsche Bank	Snap-on, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	30	4,422	(731)
Deutsche Bank	Steelcase, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	334	4,584	(411)
Deutsche Bank	Steven Madden Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	103	4,518	(186)
Deutsche Bank	Stone Energy Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	148	5,487	837
Deutsche Bank	Synopsys, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	54	4,491	(178)
Deutsche Bank	Tailored Brands, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	155	3,882	558
Deutsche Bank	Taylor Morrison Home Corporation, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	202	4,699	(572)
Deutsche Bank	Teekay Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	503	4,066	(694)
Deutsche Bank	Tenet Healthcare Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	216	5,235	1,910
Deutsche Bank	Tenneco, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	86	4,715	(335)
Deutsche Bank	Titan Machinery, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	235	5,533	351
Deutsche Bank	TiVo Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	307	4,156	(437)
Deutsche Bank	Tower International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	174	4,824	(505)
Deutsche Bank	The Trade Desk, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	77	3,818	124
Deutsche Bank	TransDigm Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	16	4,908	591
Deutsche Bank	TriNet Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	99	4,582	315
Deutsche Bank	tronc, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	234	3,839	(350)
Deutsche Bank	United Continental Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	67	4,651	51
Deutsche Bank	United Therapeutics Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	4,490	(1,252)
Deutsche Bank	Varex Imaging Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	132	4,719	(486)
Deutsche Bank	VeriFone Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	272	4,180	(394)
Deutsche Bank	VMware, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	32	3,877	(269)
Deutsche Bank	W&T Offshore, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,251	5,538	505
Deutsche Bank	Web.com Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	255	4,611	(843)
Deutsche Bank	Weight Watchers International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	2,547	277
Deutsche Bank	Westlake Chemical Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	4,665	239
Deutsche Bank	Xcerra Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	456	5,309	767
Deutsche Bank	Xperi Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	210	4,438	(154)
Deutsche Bank	YRC Worldwide, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	516	4,552	(1,650)
Deutsche Bank	Zebra Technologies Corporation, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	32	4,452	1,069
Deutsche Bank	Zimmer Biomet Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	40	4,367	(573)
Short Equity Swap Contracts
Deutsche Bank	2U, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(2,688)	(640)
Deutsche Bank	AAON, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(74)	(2,884)	(143)

Deutsche Bank	Abeona Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(129)	(4)
Deutsche Bank	Abercrombie & Fitch Company, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(4,646)	(1,156)
Deutsche Bank	Acacia Communications, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(346)	1
Deutsche Bank	Accelerate Diagnostics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(121)	(2,763)	621
Deutsche Bank	Accuray, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(407)	(2,034)	105
Deutsche Bank	Achaogen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(375)	(83)
Deutsche Bank	Achillion Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(56)	(5)
Deutsche Bank	Aclaris Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(138)	(2,416)	882
Deutsche Bank	Adamas Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(116)	(2,771)	115
Deutsche Bank	Adient plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(1,672)	357
Deutsche Bank	AECOM	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(855)	46
Deutsche Bank	Aerie Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(54)	(3)
Deutsche Bank	Aerojet Rocketdyne Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(894)	67
Deutsche Bank	Aircastle Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(198)	(3,930)	350
Deutsche Bank	Akebia Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(48)	25
Deutsche Bank	Alder Biopharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(346)	(4,391)	528
Deutsche Bank	Allegheny Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(781)	74
Deutsche Bank	AMAG Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(48)	(967)	10
Deutsche Bank	AMC Entertainment Holdings, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(278)	(3,904)	86
Deutsche Bank	American Axle & Manufacturing Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(579)	(8,807)	1,270
Deutsche Bank	American Railcar Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(1,309)	83
Deutsche Bank	Amicus Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(691)	1
Deutsche Bank	Antares Pharma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,256)	(2,762)	(13)
Deutsche Bank	Applied Optoelectronics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(125)	12
Deutsche Bank	Archer-Daniels-Midland Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(910)	(63)
Deutsche Bank	Ardmore Shipping Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(113)	(858)	(9)
Deutsche Bank	Armstrong Flooring, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(190)	(2,576)	651
Deutsche Bank	Array BioPharma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(65)	5
Deutsche Bank	Astec Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(2,537)	65
Deutsche Bank	Atara Biotherapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(39)	(2)
Deutsche Bank	Atlas Air Worldwide Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(126)	(7,613)	(316)
Deutsche Bank	Audentes Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(60)	9
Deutsche Bank	AVX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(827)	52
Deutsche Bank	AxoGen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(2,882)	(283)
Deutsche Bank	Axon Enterprise, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(82)	(3,222)	(951)
Deutsche Bank	AXT, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(381)	(2,761)	4

Deutsche Bank	B&G Foods, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(410)	73
Deutsche Bank	Baker Hughes, a GE Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(860)	107
Deutsche Bank	Balchem Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(2,860)	(202)
Deutsche Bank	Beacon Roofing Supply, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(145)	(7,690)	1,539
Deutsche Bank	Beazer Homes USA, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(524)	(8,352)	2,176
Deutsche Bank	Belmond Ltd., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(235)	(2,619)	312
Deutsche Bank	Benchmark Electronics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(870)	(18)
Deutsche Bank	Benefitfocus, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(463)	(8)
Deutsche Bank	Big Lots, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(1,007)	257
Deutsche Bank	Biglari Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(2,449)	88
Deutsche Bank	BioCryst Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(48)	2
Deutsche Bank	Blackline, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(2,391)	(370)
Deutsche Bank	Blueprint Medicines Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(92)	(3)
Deutsche Bank	Bonanza Creek Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(2,714)	(66)
Deutsche Bank	Boot Barn Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(110)	(1,949)	133
Deutsche Bank	The Boston Beer Company, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(567)	(80)
Deutsche Bank	Brinker International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(1,371)	119
Deutsche Bank	Bristow Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(300)	(3,898)	403
Deutsche Bank	The Buckle, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(1,395)	21
Deutsche Bank	Bunge Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(813)	(29)
Deutsche Bank	BWX Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(2,667)	(116)
Deutsche Bank	Cabot Oil & Gas Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(815)	149
Deutsche Bank	Cadiz, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(81)	3
Deutsche Bank	Caesars Entertainment Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(671)	(7,544)	781
Deutsche Bank	CAI International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(744)	(50)
Deutsche Bank	CalAmp Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(114)	(2,607)	(74)
Deutsche Bank	Calavo Growers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(553)	(44)
Deutsche Bank	Callon Petroleum Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(122)	(1,614)	(211)
Deutsche Bank	Cal-Maine Foods, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(3,625)	(43)
Deutsche Bank	Cara Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(148)	15
Deutsche Bank	Carbonite, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(259)	(7,456)	(1,009)
Deutsche Bank	Carpenter Technology Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(750)	130
Deutsche Bank	Carriage Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(1,714)	(108)
Deutsche Bank	Cass Information Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(833)	(26)
Deutsche Bank	Cato Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(235)	(3,462)	(168)
Deutsche Bank	Cavco Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(3,821)	(470)
Deutsche Bank	CBIZ, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(857)	(104)

Deutsche Bank	Century Aluminum Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(545)	114
Deutsche Bank	Century Communities, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(283)	(8,471)	776
Deutsche Bank	Cerus Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(630)	(3,451)	(1,127)
Deutsche Bank	CF Industries Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(754)	100
Deutsche Bank	Charter Communications, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(1,555)	243
Deutsche Bank	Chegg, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(1,301)	(247)
Deutsche Bank	ChemoCentryx, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(68)	(19)
Deutsche Bank	Chicago Bridge & Iron Company NV	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(2,762)	495
Deutsche Bank	Chipotle Mexican Grill, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(2,906)	(123)
Deutsche Bank	Cincinnati Bell, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(466)	(6,449)	2,671
Deutsche Bank	CIRCOR International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(2,601)	322
Deutsche Bank	Clean Harbors, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(2,731)	274
Deutsche Bank	Clearwater Paper Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(899)	80
Deutsche Bank	Clovis Oncology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(55)	(2,902)	772
Deutsche Bank	Codexis, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(274)	(3,013)	(807)
Deutsche Bank	Cognex Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(2,598)	546
Deutsche Bank	Coherus Biosciences, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(44)	(4)
Deutsche Bank	Collegium Pharmaceutical, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(51)	(4)
Deutsche Bank	Commercial Vehicle Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(46)	14
Deutsche Bank	Community Health Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(376)	44
Deutsche Bank	Conduent, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(857)	(99)
Deutsche Bank	Conn's, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	(2,005)	(3)
Deutsche Bank	Copa Holdings SA, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(2,571)	175
Deutsche Bank	Corbus Pharmaceuticals Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(67)	9
Deutsche Bank	Corcept Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(66)	(7)
Deutsche Bank	Corium International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(711)	(36)
Deutsche Bank	Cornerstone OnDemand, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(2,541)	(246)
Deutsche Bank	Costamare, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(143)	(892)	(34)
Deutsche Bank	Coupa Software, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(2,736)	(786)
Deutsche Bank	Covanta Holding Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(840)	84
Deutsche Bank	Cree, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(72)	(2,901)	(256)
Deutsche Bank	Crocs, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(209)	(3,395)	(738)
Deutsche Bank	CVR Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(44)	(1,329)	140
Deutsche Bank	Cytokinetics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(65)	5
Deutsche Bank	CytomX Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(57)	3

Deutsche Bank	Delek US Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,017)	(177)
Deutsche Bank	Dell Technologies, Inc., Class V	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(36)	(2,634)	(78)
Deutsche Bank	Denbury Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(68)	(15)
Deutsche Bank	Dermira, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(309)	(2,464)	6,201
Deutsche Bank	Diebold Nixdorf, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(446)	28
Deutsche Bank	Digimarc Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(102)	(2,441)	1,042
Deutsche Bank	Dillards, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(1,287)	(338)
Deutsche Bank	Diplomat Pharmacy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(2,678)	99
Deutsche Bank	Discovery Communications, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(406	(8,695)	624
Deutsche Bank	DMC Global, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(124)	(3,318)	(389)
Deutsche Bank	Dorman Products, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(2,581)	86
Deutsche Bank	Dril-Quip, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19)	(851)	62
Deutsche Bank	Editas Medicine, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(33)	3
Deutsche Bank	Eldorado Resorts, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(245)	(8,081)	(340)
Deutsche Bank	Electro Scientific Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(77)	(7)
Deutsche Bank	Electronics For Imaging, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(55)	(0)
Deutsche Bank	Endologix, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(47)	(1)
Deutsche Bank	Ensco plc, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(842)	228
Deutsche Bank	Envision Healthcare Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(422)	11
Deutsche Bank	Epizyme, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(53)	(0)
Deutsche Bank	Eros International plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(245)	(2,669)	(127)
Deutsche Bank	Everi Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(224)	(1,471)	201
Deutsche Bank	Evolent Health, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(76)	(1,082)	(28)
Deutsche Bank	The E.W. Scripps Company, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(636)	(7,620)	2,094
Deutsche Bank	Exact Sciences Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(81)	6
Deutsche Bank	ExlService Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(48)	(2,675)	222
Deutsche Bank	Exterran Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(289)	(7,711)	1,320
Deutsche Bank	Extraction Oil & Gas, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(818)	(9,368)	2,166
Deutsche Bank	Fairmount Santrol Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(38)	1
Deutsche Bank	Farmer Brothers Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(115)	(3,471)	128
Deutsche Bank	Fate Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(49)	10
Deutsche Bank	FibroGen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(46)	9
Deutsche Bank	Fidelity National Information Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(866)	(18)
Deutsche Bank	Finisar Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(63)	8
Deutsche Bank	The Finish Line, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(119)	(1,610)	(112)
Deutsche Bank	FireEye, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(161)	(2,724)	(316)

Deutsche Bank	Fitbit, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(560)	(2,854)	485
Deutsche Bank	Five Below, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(2,932)	(268)
Deutsche Bank	Five Prime Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(34)	6
Deutsche Bank	Flexion Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(246)	31
Deutsche Bank	Flotek Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(450)	(2,744)	(341)
Deutsche Bank	Fluor Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(860)	(56)
Deutsche Bank	Ford Motor Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(165)	(1,827)	163
Deutsche Bank	Forrester Research, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(2,734)	(68)
Deutsche Bank	Forum Energy Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(868)	191
Deutsche Bank	Fossil Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(261)	(3,313)	(211)
Deutsche Bank	Foundation Medicine, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(79)	1
Deutsche Bank	Fox Factory Holding Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(2,546)	279
Deutsche Bank	Frank's International NV	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(686)	(3,722)	917
Deutsche Bank	Freshpet, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(174)	(2,860)	450
Deutsche Bank	FutureFuel Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(293)	(3,511)	492
Deutsche Bank	GameStop Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(82)	(1,034)	406
Deutsche Bank	GasLog Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(503)	(8,268)	2,333
Deutsche Bank	GATX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(821)	(20)
Deutsche Bank	GCI Liberty, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(2,641)	221
Deutsche Bank	Gener8 Maritime, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(123)	(695)	87
Deutsche Bank	General Electric Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(827)	207
Deutsche Bank	General Motors Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(1,634)	280
Deutsche Bank	Geron Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(145)	(616)	(256)
Deutsche Bank	Global Blood Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(48)	10
Deutsche Bank	Global Payments, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(2,675)	(240)
Deutsche Bank	Globalstar, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(613)	(421)	283
Deutsche Bank	GNC Holdings, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(214)	(826)	50
Deutsche Bank	Gogo, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(431)	40
Deutsche Bank	Golar LNG Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(131)	(3,588)	425
Deutsche Bank	Golden Entertainment, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(95)	(2,205)	783
Deutsche Bank	GoPro, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(219)	(1,048)	364
Deutsche Bank	Gray Television, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(126)	(1,599)	462
Deutsche Bank	Great Lakes Dredge & Dock Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,477)	(11,387)	824
Deutsche Bank	Green Plains, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(772)	81
Deutsche Bank	Griffon Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(407)	(7,830)	138
Deutsche Bank	H&E Equipment Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(197)	(7,578)	169

Deutsche Bank	Halcon Resources Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(34)	4
Deutsche Bank	Halliburton Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(844)	35
Deutsche Bank	Hawaiian Electric Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(893)	13
Deutsche Bank	Haynes International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(115)	(4,265)	(403)
Deutsche Bank	Healthcare Services Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	(2,564)	455
Deutsche Bank	HealthEquity, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(49)	(2,965)	(659)
Deutsche Bank	Heartland Express, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(2,448)	747
Deutsche Bank	Hecla Mining Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(230)	(844)	87
Deutsche Bank	Helix Energy Solutions Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(586)	(3,390)	1,158
Deutsche Bank	Helmerich & Payne, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(865)	(16)
Deutsche Bank	Hertz Global Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(248)	(4,920)	546
Deutsche Bank	Hess Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(2,935)	(336)
Deutsche Bank	Hibbett Sports, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(1,915)	(244)
Deutsche Bank	Highpoint Resources Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,890)	(9,596)	(77)
Deutsche Bank	Hortonworks, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(147)	(2,993)	164
Deutsche Bank	Houghton Mifflin Harcourt Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(403)	(2,799)	792
Deutsche Bank	HRG Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(923)	(67)
Deutsche Bank	Ichor Holdings Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(290)	1
Deutsche Bank	Idera Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(42)	(2)
Deutsche Bank	IHS Markit Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(2,796)	(175)
Deutsche Bank	IMAX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(2,552)	173
Deutsche Bank	Immersion Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(233)	(2,783)	(436)
Deutsche Bank	ImmunoGen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(32)	2
Deutsche Bank	Immunomedics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(203)	(2,964)	238
Deutsche Bank	Impax Laboratories, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(159)	(3,091)	(328)
Deutsche Bank	Infinera Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(65)	(5)
Deutsche Bank	Inovio Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(80)	(11)
Deutsche Bank	Inphi Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(511)	(24)
Deutsche Bank	Installed Building Products, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(64)	(3,841)	668
Deutsche Bank	Instructure, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(2,612)	(579)
Deutsche Bank	Intellia Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(42)	9
Deutsche Bank	Intercept Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(369)	(17)
Deutsche Bank	Internap Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(55)	9
Deutsche Bank	International Seaways, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(52)	(915)	37
Deutsche Bank	Intra-Cellular Therapies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(63)	(7)
Deutsche Bank	Intrepid Potash, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(942)	(3,427)	753

Deutsche Bank	Intrexon Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(398)	(32)
Deutsche Bank	Invacare Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(385)	(6,695)	(121)
Deutsche Bank	Invitae Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(105)	(492)	424
Deutsche Bank	Iovance Biotherapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(51)	4
Deutsche Bank	iRhythm Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(2,705)	(221)
Deutsche Bank	Iridium Communications, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(112)	(1,259)	37
Deutsche Bank	iRobot Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(1,989)	366
Deutsche Bank	J.C. Penney Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(306)	(924)	188
Deutsche Bank	John Bean Technologies Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(2,720)	(85)
Deutsche Bank	KBR, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(911)	105
Deutsche Bank	Keryx Biopharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(298)	63
Deutsche Bank	Kinder Morgan, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(798)	122
Deutsche Bank	KLX, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(923)	(33)
Deutsche Bank	The Kraft Heinz Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(809)	156
Deutsche Bank	Kraton Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(72)	(3,433)	3
Deutsche Bank	Kratos Defense & Security Solutions, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(927)	(9,533)	553
Deutsche Bank	L3 Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(832)	(36)
Deutsche Bank	La Jolla Pharmaceutical Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(298)	8
Deutsche Bank	Lennar Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(1,767)	194
Deutsche Bank	Lexicon Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(480)	(12)
Deutsche Bank	Liberty Braves Group, Class C	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(72)	(1,642)	(25)
Deutsche Bank	The Liberty SiriusXM Group, Class C	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(1,592)	(82)
Deutsche Bank	Limoneira Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(972)	(116)
Deutsche Bank	Live Nation Entertainment, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(64)	(2,695)	23
Deutsche Bank	Lockheed Martin Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(676)	(37)
Deutsche Bank	Lumber Liquidators Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(153)	(3,657)	1,050
Deutsche Bank	Lumentum Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(383)	(11)
Deutsche Bank	M/I Homes, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(4,233)	385
Deutsche Bank	MACOM Technology Solutions Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(249)	64
Deutsche Bank	Madison Square Garden Company, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(2,702)	(382)
Deutsche Bank	Magellan Health, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(8,885)	(875)
Deutsche Bank	The Manitowoc Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(96)	(2,730)	811
Deutsche Bank	Martin Marietta Materials, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(829)	(27)
Deutsche Bank	Match Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(89)	(3,953)	(959)
Deutsche Bank	Mattel, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(169)	(2,221)	481
Deutsche Bank	The Medicines Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(1,317)	(95)

Deutsche Bank	MediciNova, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(72)	4
Deutsche Bank	Meredith Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)7	(7,902)	623
Deutsche Bank	Meritage Homes Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(1,764)	300
Deutsche Bank	Mesa Laboratories, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(3,116)	(464)
Deutsche Bank	MiMedx Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(230)	6
Deutsche Bank	Mistras Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(2,574)	262
Deutsche Bank	Model N, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(157)	(2,832)	(414)
Deutsche Bank	Molina Healthcare, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(3,002)	(178)
Deutsche Bank	Monolithic Power Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(2,668)	39
Deutsche Bank	The Mosaic Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(776)	69
Deutsche Bank	MRC Global, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(162)	(2,662)	173
Deutsche Bank	Multi-Color Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(119)	(7,855)	729
Deutsche Bank	Myers Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(279)	(5,935)	(141)
Deutsche Bank	Nabors Industries Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,269)	(8,939)	743
Deutsche Bank	Natera, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(65)	(2)
Deutsche Bank	National Beverage Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(445)	35
Deutsche Bank	National CineMedia, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(123)	(638)	196
Deutsche Bank	National Oilwell Varco, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(99)	(3,642)	78
Deutsche Bank	Natural Gas Services Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(787)	105
Deutsche Bank	Noble Corporation plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(335)	(1,242)	190
Deutsche Bank	Nordic American Tankers Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,656)	(3,210)	978
Deutsche Bank	NovoCure Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(2,898)	(144)
Deutsche Bank	NOW, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(280)	(2,860)	380
Deutsche Bank	NRG Yield, Inc., Class C	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(51)	(866)	67
Deutsche Bank	NVE Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(36)	(2,990)	(327)
Deutsche Bank	NVIDIA Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(2,778)	(245)
Deutsche Bank	Oasis Petroleum, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(106)	(858)	49
Deutsche Bank	Oceaneering International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(871)	105
Deutsche Bank	Oclaro, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(105)	(27)
Deutsche Bank	Oil States International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(890)	46
Deutsche Bank	Olin Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(820)	130
Deutsche Bank	Ollie's Bargain Outlet Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(2,712)	(347)
Deutsche Bank	Omeros Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(34)	(8)
Deutsche Bank	OraSure Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(68)	0
Deutsche Bank	ORBCOMM, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(785)	(7,351)	754
Deutsche Bank	Ormat Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(845)	73

Deutsche Bank	Overstock.com, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(1,159)	908
Deutsche Bank	P.H. Glatfelter Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(841)	42
Deutsche Bank	Pacific Biosciences of California, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,145)	(2,346)	704
Deutsche Bank	Palo Alto Networks, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(2,722)	(485)
Deutsche Bank	Pandora Media, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(397)	(65)
Deutsche Bank	Papa John's International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(1,260)	54
Deutsche Bank	Par Pacific Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(446)	(7,653)	854
Deutsche Bank	Paratek Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(65)	(3)
Deutsche Bank	Park Electrochemical Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(208)	(3,500)	560
Deutsche Bank	Parsley Energy, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(985)	17
Deutsche Bank	Pattern Energy Group, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(885)	108
Deutsche Bank	Patterson-UTI Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(805)	179
Deutsche Bank	pdvWireless, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(805)	60
Deutsche Bank	PetMed Express, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(1,878)	182
Deutsche Bank	Photronics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(899)	16
Deutsche Bank	PICO Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(432)	(4,943)	457
Deutsche Bank	Pieris Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(14)	3
Deutsche Bank	Plug Power, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,618)	(3,056)	37
Deutsche Bank	Portola Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(85)	(2,774)	1,174
Deutsche Bank	PriceSmart, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(5,678)	(44)
Deutsche Bank	Primo Water Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(216)	(2,528)	157
Deutsche Bank	Progenics Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(97)	(11)
Deutsche Bank	PROS Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(84)	(2,772)	(469)
Deutsche Bank	The Providence Service Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(2,902)	(387)
Deutsche Bank	PTC Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(54)	(5)
Deutsche Bank	Puma Biotechnology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(2,924)	752
Deutsche Bank	QEP Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(785)	(7,681)	398
Deutsche Bank	Quanex Building Products Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(159	(2,765)	765
Deutsche Bank	Quantenna Communications, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(68)	1
Deutsche Bank	QuinStreet, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(38)	(1)
Deutsche Bank	Radius Health, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(395)	(21)
Deutsche Bank	Range Resources Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(494)	(28)
Deutsche Bank	Rayonier Advanced Materials, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(858)	(52)
Deutsche Bank	Reata Pharmaceuticals, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(61)	6
Deutsche Bank	Red Robin Gourmet Burgers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(1,275)	(68)
Deutsche Bank	REGENXBIO, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(656)	85

Deutsche Bank	Regis Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(168)	(2,540)	117
Deutsche Bank	Rent-A-Center, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(530)	(4,571)	707
Deutsche Bank	Resolute Energy Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(381)	(32)
Deutsche Bank	Revance Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(62)	(2)
Deutsche Bank	Rexnord Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(268)	(7,950)	(981)
Deutsche Bank	RH	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(3,047)	(135)
Deutsche Bank	Rigel Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(53)	3
Deutsche Bank	Ring Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(861)	(2)
Deutsche Bank	Rockwell Medical, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(659)	(3,431)	404
Deutsche Bank	Rollins, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(2,754)	(248)
Deutsche Bank	Royal Gold, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(944)	(43)
Deutsche Bank	RPC, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(414)	50
Deutsche Bank	Saia, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(2,779)	(169)
Deutsche Bank	Sanderson Farms, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(476)	14
Deutsche Bank	Schlumberger Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(846)	49
Deutsche Bank	Scorpio Bulkers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(89)	(627)	66
Deutsche Bank	Scorpio Tankers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(356)	(697)	297
Deutsche Bank	Seacor Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(1,021)	(97)
Deutsche Bank	Service Corporation International	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(1,697)	12
Deutsche Bank	ServiceSource International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(719)	(2,738)	(12)
Deutsche Bank	Shake Shack, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(103)	(4,285)	461
Deutsche Bank	Ship Finance International Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	(843)	57
Deutsche Bank	SiteOne Landscape Supply, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(3,003)	(347)
Deutsche Bank	Sonic Automotive, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(200)	(3,800)	(114)
Deutsche Bank	Sonic Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(52)	(1,311)	110
Deutsche Bank	Southwestern Energy Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(834)	(3,609)	(201)
Deutsche Bank	Spark Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(67)	(7)
Deutsche Bank	Spectrum Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(32)	9
Deutsche Bank	Splunk, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(2,754)	(298)
Deutsche Bank	SPX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(87)	(2,824)	(183)
Deutsche Bank	SRC Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(846)	(7,974)	(475)
Deutsche Bank	Stemline Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(61)	5
Deutsche Bank	Strongbridge Biopharma plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(27)	(5)
Deutsche Bank	Sturm Ruger & Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(1,522)	26
Deutsche Bank	Sunrun, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(547)	(4,883)	(1,542)
Deutsche Bank	Superior Energy Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(881)	(7,422)	1,687

Deutsche Bank	Superior Industries International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(701)	(9,317)	1,076
Deutsche Bank	SUPERVALU, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(411)	(11)
Deutsche Bank	Surgery Partners, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(329)	(5,640)	(842)
Deutsche Bank	Synaptics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(68)	(3,108)	(264)
Deutsche Bank	Synchronoss Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(42)	(6)
Deutsche Bank	Systemax, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(29)	(0)
Deutsche Bank	Tabula Rasa Healthcare, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(78)	(14)
Deutsche Bank	Tactile Systems Technology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(350)	(11)
Deutsche Bank	Tahoe Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(100)	(469)	26
Deutsche Bank	Team, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(498)	(6,843)	650
Deutsche Bank	Teladoc, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(149)	(6,002)	(473)
Deutsche Bank	Tellurian, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(36)	5
Deutsche Bank	Tennant Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(118)	(7,984)	644
Deutsche Bank	TerraForm Power, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(677)	(7,260)	419
Deutsche Bank	TESARO, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(400)	(18)
Deutsche Bank	Tesla, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(2,394)	490
Deutsche Bank	Textainer Group Holdings Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(728)	97
Deutsche Bank	TherapeuticsMD, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(138)	(672)	98
Deutsche Bank	Theravance Biopharma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(130)	(3,152)	461
Deutsche Bank	TimkenSteel Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(281)	(4,266)	349
Deutsche Bank	Titan International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(232)	(2,925)	62
Deutsche Bank	Tootsie Roll Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(424)	50
Deutsche Bank	Transocean Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(91)	(900)	66
Deutsche Bank	TriMas Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(293)	(7,687)	117
Deutsche Bank	Trinity Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(848)	96
Deutsche Bank	Triton International Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(856)	125
Deutsche Bank	Triumph Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(1,587)	119
Deutsche Bank	Tronox Ltd., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(36)	(663)	71
Deutsche Bank	TTM Technologies	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(471)	(7,197)	237
Deutsche Bank	Tucows, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(8)	(448)	17
Deutsche Bank	Tutor Perini Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(376)	(8,286)	1,059
Deutsche Bank	Twin Disc, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1130	(2,455)	444
Deutsche Bank	U.S. Concrete, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(423)	67
Deutsche Bank	Ubiquiti Networks, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(413)	(24)
Deutsche Bank	Ulta Beauty, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(2,654)	518
Deutsche Bank	Ultragenyx Pharmaceutical, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(55)	(2,803)	(164)

Deutsche Bank	Under Armour, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(81)	(1,324)	(109)
Deutsche Bank	Unisys Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(826)	(8,876)	(2,001)
Deutsche Bank	Universal Display Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(2,119)	1,532
Deutsche Bank	Veeco Instruments, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(68)	4
Deutsche Bank	Verso Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(50)	2
Deutsche Bank	Viad Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(840)	39
Deutsche Bank	ViaSat, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(2,561)	349
Deutsche Bank	Vicor Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3)	(86)	(12)
Deutsche Bank	ViewRay, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(436)	(2,801)	1,206
Deutsche Bank	Virtusa Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(2,712)	(204)
Deutsche Bank	Voyager Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(19)	11
Deutsche Bank	VSE Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(18)	(930)	(65)
Deutsche Bank	Vulcan Materials Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(799)	104
Deutsche Bank	Wabash National Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(362)	(7,529)	125
Deutsche Bank	Wave Life Sciences Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(240)	45
Deutsche Bank	Wayfair, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(810)	132
Deutsche Bank	Weatherford International plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(278)	(636)	211
Deutsche Bank	Wesco Aircraft Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(92)	(10)
Deutsche Bank	WestRock Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(834)	12
Deutsche Bank	WEX, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(939)	(67)
Deutsche Bank	Whiting Petroleum Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(344)	(11,635)	(1,846)
Deutsche Bank	The Williams Companies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(31)	(770)	169
Deutsche Bank	Williams-Sonoma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(1,318)	(9)
Deutsche Bank	Wingstop, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(91)	(4,296)	(636)
Deutsche Bank	Zagg, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(731)	484
Deutsche Bank	Zendesk, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(62)	(2,967)	(809)
Deutsche Bank	ZIOPHARM Oncology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(100)	(392)	(9)
Deutsche Bank	Zoe's Kitchen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(272)	(3,925)	431
Deutsche Bank	Zogenix, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(240)	(3)
								$21,644

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).
LIBOR - London Interbank Offered Rate

MProved Systematic Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2018

	Shares	Value
Long Common Stocks - 18.09%
Aerospace & Defense - 8.32%
Orbital ATK, Inc.	1,223	$162,182

Chemicals - 8.29%
Monsanto Company	1,384	161,499

Pharmaceuticals - 1.48%
Akorn, Inc. (a)	1,543	28,870

Total Long Common Stocks
(Cost $374,239)		352,551
	Shares
Short Term Investments - 68.94%
First American Government Obligations Fund, Class X, 1.55% (b)(c)	671,749	671,748
First American Treasury Obligations Fund, Class X, 1.56% (b)(c)	671,749	671,749
Total Short Term Investments
(Cost $1,343,497)		1,343,497
Total Long Investments
(Cost $1,717,736) - 87.03%		1,696,048

Total Investments
(Cost $1,717,736) - 87.03%		1,696,048
Other Assets in Excess of Liabilities - 12.97%		252,861
Total Net Assets - 100.00%		$1,948,909

(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(c)	All or a portion of this security has been committed as collateral for open swap contracts. The total value of assets committed as collateral as of March 31, 2018 is $139,209.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$1,717,736

Gross unrealized appreciation	904
Gross unrealized depreciation	(22,592)
Net unrealized depreciation	$(21,688)

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

MProved Systematic Merger Arbitrage Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
March 31, 2018

Counterparty	Security	Maturity Date	Pay/ Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount(1)	Unrealized Appreciation (Depreciation)*
Long Equity Swap Contracts
Deutsche Bank	Ablynx NV	8/17/2018	Receive	0.350% + 1 Month EURIBOR	Monthly	1,462	$65,326	$1,134
Deutsche Bank	Aetna, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	892	150,625	(10,348)
Deutsche Bank	Avista Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	165	8,450	(45)
Deutsche Bank	Canadian Real Estate Investment Trust	8/17/2018	Pay	0.350% + 1 Month CDOR CAD	Monthly	46	2,308	22
Deutsche Bank	Cavium, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,911	151,571	(11,897)
Deutsche Bank	Chicago Bridge & Iron Company NV	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,991	114,968	(19,639)
Deutsche Bank	Com Hem Holding AB	8/17/2018	Receive	0.350% + 1 Month STIB SEK	Monthly	2,061	279,015	64
Deutsche Bank	CSRA, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,780	156,111	2,981
Deutsche Bank	Express Scripts Holding Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,082	143,702	(18,721)
Deutsche Bank	Gemalto NV	1/2/2019	Receive	0.300% + 1 Month EURIBOR	Monthly	2,498	124,004	(292)
Deutsche Bank	GGP, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	155	3,171	(2)
Deutsche Bank	Infinity Property & Casualty Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	337	39,871	161
Deutsche Bank	The Jean Coutu Group, Inc., Class A	8/17/2018	Pay	0.350% + 1 Month CDOR CAD	Monthly	8,298	203,541	402
Deutsche Bank	KapStone Paper and Packaging Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,996	103,014	(531)
Deutsche Bank	MainSource Financial Group Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,129	167,727	15,641
Deutsche Bank	Microsemi Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,362	152,748	(6,186)
Deutsche Bank	Mulesoft, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,791	122,685	(1,011)
Deutsche Bank	NEX Group plc	8/17/2018	Pay	0.300% + 1 Month ICE LIBOR GBP	Monthly	360	3,536	17
Deutsche Bank	NXP Semiconductors NV	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,343	157,003	(11,755)
Deutsche Bank	Oclaro, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,408	51,670	(2,180)
Deutsche Bank	Pinnacle Entertainment, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,713	111,856	(7,610)
Deutsche Bank	Pure Industrial Real Estate Trust	8/17/2018	Pay	0.350% + 1 Month CDOR CAD	Monthly	9,147	73,750	(201)
Deutsche Bank	Rockwell Collins, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,189	160,214	(1,141)
Deutsche Bank	RSP Permian, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,335	62,585	1,765
Deutsche Bank	Saeta Yield SA	8/17/2018	Receive	0.350% + 1 Month EURIBOR	Monthly	360	4,379	(54)
Deutsche Bank	SCANA Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,969	75,070	(18,967)
Deutsche Bank	Sirtex Medical Ltd.	8/17/2018	Pay	0.500% + 1 Month ASX AUD	Monthly	887	24,617	184
Deutsche Bank	Sky plc	1/2/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	9,023	129,076	37,617
Deutsche Bank	Stewart Information Services Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	546	23,980	49
Deutsche Bank	Time Warner, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,766	166,904	4,542
Deutsche Bank	UBM plc	8/17/2018	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	3,915	37,452	2,541
Deutsche Bank	Validus Holdings, Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,960	132,101	(43)
Deutsche Bank	WGL Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,879	157,055	(4,425)
Deutsche Bank	XL Group Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,283	126,564	(1,088)
Short Equity Swap Contracts
Deutsche Bank	AT&T, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,910)	(68,056)	3,613
Deutsche Bank	Brookfield Property Partners LP	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(1,094)	(15)
Deutsche Bank	Choice Properties Real Estate Investment Trust	8/17/2018	Receive	-0.300% + 1 Month CDOR CAD	Monthly	(112)	(1,311)	16
Deutsche Bank	Cigna Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(404)	(67,718)	398
Deutsche Bank	CME Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(2,426)	(54)
Deutsche Bank	Concho Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(419)	(62,988)	(2,110)
Deutsche Bank	CVS Health Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(658)	(40,907)	7,455
Deutsche Bank	Dominion Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,088)	(73,317)	9,890
Deutsche Bank	First Financial Bancorp	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,693)	(167,004)	(15,166)
Deutsche Bank	FNF Group	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(312)	(12,482)	333
Deutsche Bank	Informa plc	8/17/2018	Receive	-0.300% + 1 Month ICE LIBOR GBP	Monthly	(4,177)	(30,672)	(2,351)
Deutsche Bank	Kemper Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(398)	(22,673)	(397)
Deutsche Bank	Lumentum Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(339)	(21,614)	2,957
Deutsche Bank	Marvell Technology Group Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,027)	(84,758)	4,459
Deutsche Bank	McDermott International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19,451)	(118,381)	16,233
Deutsche Bank	Metro, Inc.	8/17/2018	Receive	-0.300% + 1 Month CDOR CAD	Monthly	(1,259)	(51,622)	(344)
Deutsche Bank	Penn National Gaming, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,539)	(40,387)	7,055
Deutsche Bank	salesforce.com, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(195)	(22,667)	1,068
Deutsche Bank	Tele2 AB, Class B	8/17/2018	Receive	-0.300% + 1 Month STIB SEK	Monthly	(2,107)	(205,076)	(933)
Deutsche Bank	United Technologies Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(323)	(40,616)	953
Deutsche Bank	WestRock Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(90)	(5,772)	335
								$(16,755)

(1) Swaps unwound with zero units but a payable outstanding amounted to $(4,508) as of March 31, 2018

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

ASX - ASX Australian Bank Bill Short Term Rate
ICE LIBOR - ICE British Pound LIBOR Rate
CDOR - Canadian Bankers Acceptance Rate
EURIBOR - Euribor (Euro Interbank Offered Rate)
LIBOR - London Interbank Offered Rate
STIB - Stockholm Interbank Offered Rate

MProved Systematic Multi-Strategy Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
March 31, 2018

	Shares	Value
Long Investments - 95.57%
Convertible Preferred Stocks - 1.79%
Oil, Gas & Consumable Fuels - 1.79%
WPX Energy, Inc.	4,500	282,510

Total Convertible Preferred Stocks
(Cost $287,095)		282,510

Preferred Stocks - 1.30%
Belden, Inc.	2,200	205,568
Total Preferred Stocks
(Cost $229,628)		205,568

	Principal Amount
Convertible Bonds - 16.98%
Advanced Micro Devices, Inc.
2.125%, 9/1/2026	225,000	329,805
Booking Holdings, Inc.
0.350%, 6/15/2020	225,000	361,795
DISH Network Corporation
3.375%, 8/15/2026	225,000	217,282
Horizon Pharma Investment Ltd.
2.500%, 3/15/2022	225,000	207,182
Microchip Technology, Inc.
2.250%, 2/15/2037	225,000	269,156
Palo Alto Networks, Inc.
0.000%, 7/1/2019	225,000	372,383
Pattern Energy Group, Inc.
4.000%, 7/15/2020	225,000	223,074
Ship Finance International Ltd.
5.750%, 10/15/2021	225,000	228,060
Tutor Perini Corporation
2.875%, 6/15/2021	225,000	238,181
Two Harbors Investment Corporation
6.250%, 1/15/2022	225,000	235,575
Total Convertible Bonds
(Cost $2,683,313)		2,682,493

	Shares
Short Term Investments - 75.50%
First American Government Obligations Fund, Class X, 1.55% (b)(c)	5,965,740	5,965,740
First American Treasury Obligations Fund, Class X, 1.56% (b)(c)	5,965,740	5,965,740
Total Short Term Investments
(Cost $11,931,480)		11,931,480
Total Long Investments
(Cost $15,131,516) - 95.57%		$15,102,051

Securities Sold Short (a) - (14.34)%
Short Common Stocks - (13.10)%
Communications Equipment - (2.18)%
Palo Alto Networks, Inc.	(1,897)	(344,343)

Construction & Engineering - (0.57)%
Tutor Perini Corporation	(4,091)	(90,207)

Electronic Equipment, Instruments & Components - (1.05)%
Belden, Inc.	(2,420)	(166,835)

Independent Power and Renewable Electricity Producers - (0.22)%
Pattern Energy Group, Inc., Class A	(2,019)	(34,909)

Internet & Direct Marketing Retail - (2.12)%
Booking Holdings, Inc.	(161)	(334,943)

Media - (0.58)%
DISH Network Corporation, Class A	(2,412)	(91,391)

Oil, Gas & Consumable Fuels - (2.27)%
Ship Finance International Ltd.	(8,100)	(115,830)
WPX Energy, Inc.	(16,430)	(242,835)
		(358,665)
Pharmaceuticals - (0.32)%
Horizon Pharma Investment Ltd.	(3,526)	(50,069)

Real Estate Investment Trusts (REITs) - (0.62)%
Two Harbors Investment Corporation	(6,357)	(97,707)

Semiconductors & Semiconductor Equipment - (3.16)%
Advanced Micro Devices, Inc.	(24,385)	(245,069)
Microchip Technology, Inc.	(2,800)	(255,808)
		(500,877)
Total Short Common Stocks
(Proceeds $2,104,526)		(2,069,946)

Short U.S. Government Notes/Bonds - (1.24)%
United States Treasury Noted
2.125%, 12/31/2022	(200,000)	(196,104)
Total Short U.S. Government Notes
(Proceeds $196,969)		(196,104)

Total Securities Sold Short
(Proceeds $2,301,495) - (14.34)%	$(2,266,050)
Total Investments
(Cost $12,830,021) - 81.23%	$12,836,001
Other Assets In Excess Of Liabilities - 18.77%	2,966,702
Total Net Assets - 100.00%	$15,802,703

(a)	Securities sold short are not owned by the Fund and cannot produce income.
(b)	The rate quoted is the annualized seven-day effective yield as of March 31, 2018.
(c)	All or a portion of this security has been committed as collateral for open swap contracts. The total value of assets committed as collateral as of March 31, 2018 is $4,296,846.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Total Portfolio
Tax Cost(1)	$12,830,021

Gross unrealized appreciation	223,265
Gross unrealized depreciation	(217,285)
Net unrealized apppreciation	$5,980

(1) Tax cost represents tax on investments.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

March 31, 2018

Expiration Date	Issue	Number of Contracts Purchased	Notional Amount	Value*	Unrealized Appreciation (Depreciation)
Long Futures Contracts
6/13/2018	Japan 10-Year Bond (Osaka Security Exchange)	3	$2,819,416	$(282)	$4,126
12/17/2018	3 Month Euro Euribor	12	14,765,414	(16)	80
12/17/2018	90-Day Eurodollar	23	23,000,000	(1,077)	1,833
6/17/2019	90-Day Eurodollar	18	18,000,000	(586)	2,567
4/20/2018	The Amsterdam Exchanges Index	1	129,936	677	(432)
6/18/2018	British Pound Currency	8	701,498	(3,765)	(1,299)
6/20/2018	Canadian 10 Year Bond	9	698,568	1,956	7,927
6/15/2018	CME E-Mini Russell 2000 Index	1	76,560	690	(2,712)
6/20/2018	CME Long Term U.S. Treasury Bond	4	491,956	3,000	7,119
7/13/2018	Corn	23	455,688	16,100	8,380
6/7/2018	Euro Buxl 30-Year Bond	3	369,135	(1,107)	9,349
6/18/2018	Euro Foreign Exchange Currency	6	922,838	(1,688)	(5,494)
6/7/2018	Euro-Schatz	8	984,361	98	486
6/7/2018	Euro-Bobl	16	1,968,722	1,242	9,547
6/7/2018	Euro-Bund	6	738,271	886	13,936
6/15/2018	FTSE 100 Index	1	98,119	(225)	(225)
5/31/2018	Gasoline RBOB	1	85,050	134	170
6/27/2018	Gold 100 Oz	3	398,190	(810)	2,334
6/18/2018	Japanese Yen Currency	5	587,378	2,742	(3,692)
6/27/2018	Long Gilt	4	561,199	(696)	333
4/12/2018	Low Sulphur Gas Oil G	4	247,900	700	15,619
6/18/2018	Mexican Peso Currency	12	330,033	1,443	8,399
4/27/2018	MSCI Taiwan Stock Index	2	80,820	140	(1,273)
8/29/2018	Natural Gas	9	254,970	1,848	2,271
6/18/2018	New Zealand Dollar Currency	4	289,080	668	(969)
6/29/2018	NY Harbor Ultra-Low Sulfur Diesel	3	254,268	995	9,011
4/20/2018	OMX Stockholm 30 Index	5	91,260	1,437	(706)
6/21/2018	SPI 200 Index	1	110,138	(557)	(3,630)
6/29/2018	U.S. Treasury 2-Year Notes (Chicago Board of Trade)	1	196,485	272	202
5/22/2018	WTI Crude Oil	1	64,870	520	2,458
					$85,715
Short Futures Contracts
3/18/2019	3 Month Euro Euribor	(6)	$(7,382,707)	$(2)	$(222)
6/19/2019	90-Day Sterling	(65)	(45,597,396)	1,151	5,202
6/18/2018	Australian Dollar Currency	(10)	(768,049)	(1,552)	4,538
4/20/2018	CAC40 Index	(3)	(190,271)	(1,957)	895
12/17/2018	Canadian Banker's Acceptance	(57)	(44,242,636)	(3,487)	(2,896)
6/19/2018	Canadian Dollar Currency	(3)	(232,856)	(210)	(826)
5/18/2018	Coffee "C"	(4)	(177,225)	(600)	4,039
6/15/2018	The German Stock Index	(1)	(372,811)	(6,106)	(7,769)
4/27/2018	Hang Seng Index	(1)	(191,446)	(599)	2,762
6/15/2018	NASDAQ 100 Index E-Mini	(1)	(131,880)	(2,335)	9,478
6/27/2018	Natural Gas	(8)	(226,560)	(1,920)	(2,426)
5/29/2018	Silver	(3)	(244,020)	(225)	4,424
6/18/2018	Swiss Franc Currency	(6)	(784,519)	375	11,087
6/20/2018	U.S. Treasury 10-Year Notes (Chicago Board of Trade)	(10)	(985,967)	(2,344)	(8,888)
6/29/2018	U.S. Treasury 5-Year Notes (Chicago Board of Trade)	(18)	(1,732,300)	(1,969)	(7,217)
					$12,181
* Net value is variation margin receivable (payable).

MProved Systematic Multi-Strategy Fund
SCHEDULE OF SWAP CONTRACTS (UNAUDITED)
March 31, 2018

Counterparty	Security	Maturity Date	Pay/ Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount(1)	Unrealized Appreciation (Depreciation)*
Long Equity Swap Contracts
Deutsche Bank	1-800-Flowers.Com, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,773	$20,906	$1,307
Deutsche Bank	A.O. Smith Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	14	890	19
Deutsche Bank	AAR Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,414	106,409	11,486
Deutsche Bank	Aaron's, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,307	107,494	747
Deutsche Bank	Ablynx NV	8/17/2018	Receive	0.350% + 1 Month EURIBOR	Monthly	4,320	193,021	3,313
Deutsche Bank	Acorda Therapeutics, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	822	19,427	1,492
Deutsche Bank	Adtalem Global Education, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	447	21,240	1,473
Deutsche Bank	Advanced Energy Industries	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	210	13,408	(970)
Deutsche Bank	Aegion Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	914	20,922	(1,880)
Deutsche Bank	AES Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,636	29,955	1,271
Deutsche Bank	Aetna, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,511	424,014	(29,706)
Deutsche Bank	Affiliated Managers Group	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	9	1,705	45
Deutsche Bank	Agilent Technologies, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,725	182,303	(312)
Deutsche Bank	AK Steel Holding Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,348	19,677	(5,753)
Deutsche Bank	Akorn, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,635	86,605	(64,986)
Deutsche Bank	Alliance Data Systems Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	209	44,450	(5,547)
Deutsche Bank	Alliant Energy Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	173	7,064	501
Deutsche Bank	Alphabet, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	19	19,690	(1,214)
Deutsche Bank	AMC Networks, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	596	30,789	(437)
Deutsche Bank	Amdocs Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	135	9,034	(124)
Deutsche Bank	American Campus Communities	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	556	21,454	1,131
Deutsche Bank	American Homes 4 Rent, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,506	90,679	3,315
Deutsche Bank	American Outdoor Brands Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,325	34,290	2,850
Deutsche Bank	American Water Works Company, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	34	2,791	61
Deutsche Bank	Ameriprise Financial, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	639	94,458	(4,920)
Deutsche Bank	Amkor Technology, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,504	35,468	(1,153)
Deutsche Bank	Amphenol Corp., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	305	26,307	(793)
Deutsche Bank	Anadarko Petroleum Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,753	105,821	4,026
Deutsche Bank	AngioDynamics, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,267	21,840	1,641
Deutsche Bank	Anixter International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	272	20,588	(176)
Deutsche Bank	Antero Resources Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,051	20,847	237
Deutsche Bank	Apartment Investment & Management Co., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	174	7,085	(315)
Deutsche Bank	Applied Materials, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	132	7,335	248
Deutsche Bank	AptarGroup, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	128	11,490	1,186
Deutsche Bank	Aptiv plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	372	31,595	(1,200)
Deutsche Bank	Aqua America, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	665	22,633	(94)
Deutsche Bank	Aramark	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,175	46,450	(1,740)
Deutsche Bank	Arch Coal, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	985	90,431	(2,712)

Deutsche Bank	Arconic, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,497	34,460	(5,795)
Deutsche Bank	Arena Pharmaceuticals, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	488	19,261	(453)
Deutsche Bank	Argan, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	506	21,715	(954)
Deutsche Bank	Armstrong World Industries	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	615	34,596	(3,071)
Deutsche Bank	ARRIS International plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	796	21,134	463
Deutsche Bank	Arrow Electronics, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	59	4,540	(389)
Deutsche Bank	Ascena Retail Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,455	6,939	(940)
Deutsche Bank	Ashland Global Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	440	30,684	55
Deutsche Bank	Assurant, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	71	6,485	222
Deutsche Bank	Athene Holding Ltd., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	743	35,496	459
Deutsche Bank	Avery Dennison Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	549	58,253	(3,063)
Deutsche Bank	Avexis, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	22	2,717	325
Deutsche Bank	Avis Budget Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	643	30,097	1,879
Deutsche Bank	Avista Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	485	24,837	(95)
Deutsche Bank	Bank of Montreal	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	764	57,691	(436)
Deutsche Bank	BCE, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,832	79,262	(846)
Deutsche Bank	Becton Dickinson And Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	486	105,283	(287)
Deutsche Bank	Big Lots, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	129	5,570	85
Deutsche Bank	BioScrip, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,368	15,651	(3,077)
Deutsche Bank	Black Hills Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	111	6,024	223
Deutsche Bank	Black Knight, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,370	64,513	408
Deutsche Bank	Blackstone Mortgage Trust Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,159	165,178	11,808
Deutsche Bank	Blucora, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,571	38,619	3,011
Deutsche Bank	Booz Allen Hamilton Holdings	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	575	22,247	330
Deutsche Bank	Boston Scientific Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,531	41,797	2,933
Deutsche Bank	Brighthouse Financial, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	12	616	(48)
Deutsche Bank	The Brink's Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	39	2,780	(184)
Deutsche Bank	Brookfield Asset Management, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	141	5,495	(414)
Deutsche Bank	Brown & Brown, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,737	88,353	(710)
Deutsche Bank	Brunswick Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	218	12,938	758
Deutsche Bank	Builders Firstsource, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,649	52,511	(6,455)
Deutsche Bank	Bunge Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	206	15,228	298
Deutsche Bank	CA, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	579	19,613	(96)
Deutsche Bank	Cable One, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	38	26,110	(222)
Deutsche Bank	Cadence Design Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,419	199,081	(31,660)
Deutsche Bank	California Resources Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,239	21,232	(940)
Deutsche Bank	Cambrex Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	401	20,957	580
Deutsche Bank	Camping World Holdings, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	518	16,688	(6,248)
Deutsche Bank	Canadian Imperial Bank of Commerce	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	980	87,332	(766)
Deutsche Bank	Canadian Real Estate Investment Trust	8/17/2018	Pay	0.350% + 1 Month CDOR CAD	Monthly	138	6,923	66
Deutsche Bank	Capital One Financial Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	569	54,418	(1,524)
Deutsche Bank	Cardtronics plc, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	908	20,241	(1,370)
Deutsche Bank	Carlisle Companies, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	872	90,973	(237)
Deutsche Bank	Carrols Restaurant Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,612	18,039	(1,861)
Deutsche Bank	Cars.com, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,043	29,527	1,197
Deutsche Bank	Carter's, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,459	151,804	(4,139)

Deutsche Bank	Casey's General Stores, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	239	26,220	(387)
Deutsche Bank	Cavium, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,329	422,669	(33,402)
Deutsche Bank	CBOE Global Markets, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	389	44,366	(416)
Deutsche Bank	Celanese Corporation, Series A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	401	(9)
Deutsche Bank	Charles River Laboratories	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	25	2,667	174
Deutsche Bank	Check Point Software Technologies, Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	705	69,980	(2,240)
Deutsche Bank	The Cheesecake Factory, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	320	15,419	(118)
Deutsche Bank	The Chefs' Warehouse, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	896	20,594	2,240
Deutsche Bank	Chevron Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	959	109,305	3,314
Deutsche Bank	Chicago Bridge & Iron Company NV	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	20,095	289,109	(50,629)
Deutsche Bank	The Children's Place, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	683	92,285	(7,175)
Deutsche Bank	Churchill Downs, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	207	50,508	(660)
Deutsche Bank	Cimarex Energy Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	429	40,075	(7,479)
Deutsche Bank	Cirrus Logic, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	554	22,487	(5,929)
Deutsche Bank	Cisco Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,291	98,208	(976)
Deutsche Bank	Citrix Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	39	3,617	81
Deutsche Bank	Clean Harbors, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	310	15,119	(1,185)
Deutsche Bank	Cleveland-Cliffs, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,608	18,110	(2,064)
Deutsche Bank	Coeur Mining, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,756	38,020	845
Deutsche Bank	Coherent, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	20	3,745	(555)
Deutsche Bank	Colfax Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	477	15,202	(3,507)
Deutsche Bank	Com Hem Holding AB	8/17/2018	Receive	0.350% + 1 Month STIB SEK	Monthly	5,607	759,062	175
Deutsche Bank	CommerceHub, Inc., Series A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	997	22,416	1,270
Deutsche Bank	Commercial Metals Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,407	28,761	(5,983)
Deutsche Bank	Computer Programs & Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	694	20,249	(328)
Deutsche Bank	Comtech Telecommunications Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	901	26,916	7,025
Deutsche Bank	Convergys Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	260	5,903	291
Deutsche Bank	Core Laboratories NV	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	60	6,490	78
Deutsche Bank	Corporate Office Properties Trust	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	469	(50)
Deutsche Bank	CoStar Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	9,787	63
Deutsche Bank	Cracker Barrel Old Country Store, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	131	20,839	(555)
Deutsche Bank	Crane Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	15	1,390	(27)
Deutsche Bank	Credit Acceptance Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	7	2,311	87
Deutsche Bank	Crown Castle International Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	317	34,733	586
Deutsche Bank	CSRA, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	11,241	464,244	8,830
Deutsche Bank	Dana, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,658	42,674	(4,116)
Deutsche Bank	Darden Restaurants, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	711	60,581	(6,081)
Deutsche Bank	DaVita, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,423	93,754	(10,045)
Deutsche Bank	Dean Foods Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,335	20,108	(5,461)
Deutsche Bank	Deckers Outdoor Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	930	83,669	6,078
Deutsche Bank	Denny's Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,384	98,439	11,624
Deutsche Bank	Dentsply Sirona, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,020	51,362	(2,655)
Deutsche Bank	Devon Energy Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	174	5,526	(1,975)
Deutsche Bank	DexCom, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	7,190	1,745
Deutsche Bank	Diamond Offshore Drilling	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,107	45,503	(13,942)
Deutsche Bank	Diamondback Energy, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	31	3,920	44

Deutsche Bank	Dolby Laboratories, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	317	20,133	161
Deutsche Bank	Donaldson Company, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	514	23,137	(1,787)
Deutsche Bank	Drive Shack, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,062	19,400	(2,315)
Deutsche Bank	DSW, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,055	23,942	2,017
Deutsche Bank	DXC Technology Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	18	1,811	70
Deutsche Bank	Eagle Materials, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	34	3,489	147
Deutsche Bank	Eagle Pharmaceuticals, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,478	77,810	(9,186)
Deutsche Bank	Ecolab, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	28	3,876	235
Deutsche Bank	Ellie Mae, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	294	27,010	492
Deutsche Bank	EMCOR Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	661	51,471	231
Deutsche Bank	Emergent BioSolutions, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	415	21,835	1,986
Deutsche Bank	Enbridge, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,447	76,946	(5,141)
Deutsche Bank	Endo International plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,248	13,340	(4,546)
Deutsche Bank	Endurance International Group Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,752	20,347	(2,898)
Deutsche Bank	EnerSys	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	297	20,587	(244)
Deutsche Bank	Entercom Communications, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,467	81,635	(11,722)
Deutsche Bank	Entergy Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	85	6,691	152
Deutsche Bank	Entravision Communications, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,180	14,929	(7,493)
Deutsche Bank	EOG Resources, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1	105	7
Deutsche Bank	EPAM Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	77	8,813	145
Deutsche Bank	Equifax, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	49	5,757	144
Deutsche Bank	Expeditors International of Washington, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	585	37,004	(517)
Deutsche Bank	Express Scripts Holding Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,194	427,515	(55,703)
Deutsche Bank	Express, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	11,213	80,210	(18,924)
Deutsche Bank	Exxon Mobil Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,533	188,841	(2,676)
Deutsche Bank	F5 Networks, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	685	98,987	6,299
Deutsche Bank	Facebook, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	39	6,107	(874)
Deutsche Bank	Factset Research Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	100	19,936	(618)
Deutsche Bank	FMC Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	388	29,749	(2,609)
Deutsche Bank	Fortune Brands Home & Security, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,329	137,088	(3,674)
Deutsche Bank	Franco-Nevada Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	223	15,242	(350)
Deutsche Bank	Freeport-Mcmoran, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	723	12,692	(1,344)
Deutsche Bank	Fresh Del Monte Produce, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,983	89,658	(4,013)
Deutsche Bank	FTI Consulting, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	429	20,752	446
Deutsche Bank	Gaming and Leisure Properties, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,333	44,591	868
Deutsche Bank	The Gap, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	648	20,201	(955)
Deutsche Bank	Garmin Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	180	10,604	87
Deutsche Bank	Gemalto NV	8/17/2018	Receive	0.350% + 1 Month EURIBOR	Monthly	556	27,618	36
Deutsche Bank	Gemalto NV	1/2/2019	Receive	0.300% + 1 Month EURIBOR	Monthly	6,779	336,517	(793)
Deutsche Bank	General Mills, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,217	54,795	(6,761)
Deutsche Bank	Genesee & Wyoming, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	283	(15)
Deutsche Bank	Genpact Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	188	6,010	90
Deutsche Bank	GGP, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	462	9,451	(6)
Deutsche Bank	The Greenbrier Companies, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	313	15,720	255
Deutsche Bank	Greif, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,399	126,247	(16,161)
Deutsche Bank	Guidewire Software, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	323	4

Deutsche Bank	The Hain Celestial Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	13	417	(1)
Deutsche Bank	Hanesbrands, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	584	10,748	(814)
Deutsche Bank	The Hartford Financial Services Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,057	54,436	(499)
Deutsche Bank	Healthcare Realty Trust, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	96	2,658	(185)
Deutsche Bank	Helen of Troy Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,070	93,013	(8,177)
Deutsche Bank	Herc Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	538	34,917	974
Deutsche Bank	The Hershey Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	277	27,397	447
Deutsche Bank	Highwoods Properties, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,471	195,811	2,787
Deutsche Bank	Hillenbrand, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	467	21,419	421
Deutsche Bank	Hill-Rom Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	60	5,216	224
Deutsche Bank	Hilton Worldwide Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	33	2,597	(56)
Deutsche Bank	Hologic, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	418	15,604	(1,365)
Deutsche Bank	Hostess Brands, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,455	21,503	29
Deutsche Bank	Hovnanian Enterprises, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	21,239	38,831	(8,573)
Deutsche Bank	Hubbell, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,800	219,186	3,829
Deutsche Bank	Hubspot, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	866	92
Deutsche Bank	Huntsman Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	638	18,645	(3,173)
Deutsche Bank	Hyatt Hotels Corporation, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,773	211,407	(4,298)
Deutsche Bank	IBERIABANK Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	9	702	(3)
Deutsche Bank	Infinity Property & Casualty Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,004	118,784	490
Deutsche Bank	Ingredion, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	159	20,578	(399)
Deutsche Bank	Integer Holdings Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	399	22,550	4,529
Deutsche Bank	International Game Technology plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	745	20,048	149
Deutsche Bank	Intu Properties plc	1/2/2019	Pay	0.300% + 1 Month ICE LIBOR GBP	Monthly	15,382	29,213	(9,447)
Deutsche Bank	Invesco Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	42	1,343	(25)
Deutsche Bank	IPG Photonics Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5	1,167	(31)
Deutsche Bank	IQVIA Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	265	25,979	(48)
Deutsche Bank	ITT, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	898	44,069	(2,157)
Deutsche Bank	J2 Global, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	91	7,180	(36)
Deutsche Bank	Jack Henry & Associates, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	831	100,454	2,347
Deutsche Bank	Jacobs Engineering Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	615	36,348	(1,825)
Deutsche Bank	Janus Henderson Group plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,308	43,281	696
Deutsche Bank	The Jean Coutu Group, Inc., Class A	8/17/2018	Pay	0.350% + 1 Month CDOR CAD	Monthly	24,049	589,796	1,523
Deutsche Bank	JetBlue Airways Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,129	104,138	(5,411)
Deutsche Bank	Johnson Controls Internation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	240	8,454	(214)
Deutsche Bank	Johnson Outdoors, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	337	20,878	(313)
Deutsche Bank	Juniper Networks, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,080	123,495	(9,360)
Deutsche Bank	Kapstone Paper And Packaging	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,128	279,471	(1,441)
Deutsche Bank	KEMET Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,108	20,075	2,373
Deutsche Bank	Kennametal, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	502	20,142	(3,874)
Deutsche Bank	The KeyW Holding Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,188	17,188	3,952
Deutsche Bank	Kforce, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	757	20,462	411
Deutsche Bank	Kindred Healthcare, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,143	19,593	(988)
Deutsche Bank	KLA-Tencor Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	59	6,427	304
Deutsche Bank	Koppers Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	498	20,449	(3,783)
Deutsche Bank	Laboratory Corporation of America Holdings	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,335	215,901	(2,429)

Deutsche Bank	Lamar Advertising Company, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,017	64,712	(556)
Deutsche Bank	Lannett Company, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,049	16,820	(5,238)
Deutsche Bank	Lantheus Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,296	20,588	(3,778)
Deutsche Bank	Laredo Petroleum, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	16,101	140,128	(6,043)
Deutsche Bank	La-Z-Boy, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,132	93,729	(3,912)
Deutsche Bank	Leidos Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,576	102,993	1,537
Deutsche Bank	LendingTree, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	54	17,705	(1,540)
Deutsche Bank	Lennox International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	5,937	(213)
Deutsche Bank	LGI Homes, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	200	14,104	656
Deutsche Bank	Life Storage, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	117	9,765	539
Deutsche Bank	Lithia Motors, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	62	6,229	(223)
Deutsche Bank	LKQ Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,771	142,990	(4,693)
Deutsche Bank	Logmein, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	95	10,977	147
Deutsche Bank	Louisiana-Pacific Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	126	3,622	131
Deutsche Bank	Lowe's Companies, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	702	16
Deutsche Bank	LSC Communications, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,449	25,269	3,744
Deutsche Bank	Luminex Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,049	22,149	958
Deutsche Bank	Macy's, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,777	53,480	3,127
Deutsche Bank	MainSource Financial Group Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	11,909	483,767	45,417
Deutsche Bank	Mallinckrodt plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	688	9,954	(1,254)
Deutsche Bank	Manhattan Associates, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	335	(18)
Deutsche Bank	Marathon Oil Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,482	40,002	(2,808)
Deutsche Bank	Marathon Petroleum Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,606	117,333	9,897
Deutsche Bank	Marriott International, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	10	1,359	(56)
Deutsche Bank	Marriott Vacations World	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	393	52,329	(2,526)
Deutsche Bank	Masco Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,458	99,320	(7,430)
Deutsche Bank	Maximus, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	267	6
Deutsche Bank	Medidata Solutions, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	298	18,703	(565)
Deutsche Bank	Mellanox Technologies Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	114	8,299	918
Deutsche Bank	Meridian Bioscience, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,489	21,127	(483)
Deutsche Bank	Meritor, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	848	17,420	(2,535)
Deutsche Bank	Mettler-Toledo International	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	188	108,050	(4,654)
Deutsche Bank	MGM Resorts International	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	940	32,895	1,598
Deutsche Bank	Michael Kors Holdings Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,520	94,287	(3,106)
Deutsche Bank	The Michaels Companies, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,119	81,111	(17,284)
Deutsche Bank	Micron Technology, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,188	61,902	8,674
Deutsche Bank	Microsemi Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,587	490,644	(16,671)
Deutsche Bank	Microstrategy, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	164	21,138	(733)
Deutsche Bank	Mid-America Apartment Communities, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,243	113,329	4,952
Deutsche Bank	The Middleby Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	53	6,559	3
Deutsche Bank	Mohawk Industries, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,131	262,641	3,864
Deutsche Bank	Molson Coors Brewing Company, Class B	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	266	20,022	(497)
Deutsche Bank	Mondelez International, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,311	305,088	6,530
Deutsche Bank	Moneygram International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,933	16,645	(5,753)
Deutsche Bank	Monolithic Power Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	34	3,946	79
Deutsche Bank	Monsanto Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,884	452,876	(3,660)

Deutsche Bank	Movado Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,145	120,692	21,484
Deutsche Bank	MSC Industrial Direct Company, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	265	24,284	(773)
Deutsche Bank	Mulesoft, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,308	365,197	(3,011)
Deutsche Bank	National Fuel Gas Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	221	11,454	541
Deutsche Bank	NCI Building Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,281	40,343	(421)
Deutsche Bank	NCR Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	619	19,494	(2,935)
Deutsche Bank	NEX Group plc	8/17/2018	Pay	0.300% + 1 Month ICE LIBOR GBP	Monthly	1,074	10,550	50
Deutsche Bank	NN, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,523	36,520	(5,092)
Deutsche Bank	Noble Energy, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,047	61,983	8,000
Deutsche Bank	Nordson Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	250	34,065	(1,405)
Deutsche Bank	Norfolk Southern Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	787	106,785	(3,078)
Deutsche Bank	Northern Trust Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	34	3,518	(77)
Deutsche Bank	NRG Energy, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,082	33,010	2,076
Deutsche Bank	Nu Skin Enterprises, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	163	12,006	775
Deutsche Bank	NXP Semiconductors NV	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,993	466,799	(34,950)
Deutsche Bank	Oclaro, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	15,962	152,507	(6,436)
Deutsche Bank	Orbital ATK, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,594	476,240	2,381
Deutsche Bank	O'Reilly Automotive, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	6,674	(11)
Deutsche Bank	Outfront Media, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	139	2,605	10
Deutsche Bank	Owens-Illinois, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,019	151,914	(1,971)
Deutsche Bank	Packaging Corporation of America	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	14	1,577	(79)
Deutsche Bank	Park Hotels & Resorts, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,588	43,567	1,836
Deutsche Bank	Park-Ohio Holdings Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	510	19,796	(3,384)
Deutsche Bank	Paychex, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,695	104,338	(5,688)
Deutsche Bank	PayPal Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	790	59,887	(5,713)
Deutsche Bank	PBF Energy, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	691	23,407	(733)
Deutsche Bank	PepsiCo., Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	373	40,703	946
Deutsche Bank	Performance Food Group Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	660	19,686	(1,091)
Deutsche Bank	Perkinelmer, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	189	14,304	(151)
Deutsche Bank	PG&E Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	355	15,584	1,351
Deutsche Bank	Pilgrim's Pride Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	877	21,565	(2,644)
Deutsche Bank	Pinnacle Entertainment, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	11,572	348,613	(23,465)
Deutsche Bank	Pinnacle Foods, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	29	1,568	(27)
Deutsche Bank	Pitney Bowes, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,634	17,780	(987)
Deutsche Bank	Plexus Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,665	99,373	(2,022)
Deutsche Bank	Ply Gem Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	949	20,485	3,037
Deutsche Bank	PNM Resources, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	115	4,396	486
Deutsche Bank	PRA Health Sciences, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	208	17,249	(894)
Deutsche Bank	Praxair, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	190	27,417	154
Deutsche Bank	The Procter & Gamble Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	97	7,684	(217)
Deutsche Bank	Prologis, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	82	5,161	132
Deutsche Bank	Proofpoint, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	48	5,451	(248)
Deutsche Bank	Prudential Financial, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	977	101,088	(4,664)
Deutsche Bank	PulteGroup, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	504	14,897	(426)
Deutsche Bank	Pure Industrial Real Estate Trust	8/17/2018	Pay	0.350% + 1 Month CDOR CAD	Monthly	24,815	200,078	(546)
Deutsche Bank	QUALCOMM, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	287	15,903	(26)

Deutsche Bank	Quality Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,658	22,615	640
Deutsche Bank	Quanta Services, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,134	38,919	(5,187)
Deutsche Bank	Radian Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	1,294	(126)
Deutsche Bank	Raymond James Financial, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	22	1,971	(52)
Deutsche Bank	Regal Beloit Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	332	24,411	(1,038)
Deutsche Bank	Reinsurance Group of America	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	646	99,409	494
Deutsche Bank	Renewable Energy Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8,813	112,729	11,321
Deutsche Bank	RH	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	234	22,280	2,376
Deutsche Bank	Rockwell Automation, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	559	97,281	(5,144)
Deutsche Bank	Rockwell Collins, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,424	461,372	(3,828)
Deutsche Bank	Rogers Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	30	3,583	(1,223)
Deutsche Bank	Rosetta Stone, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,501	19,724	815
Deutsche Bank	Rowan Companies plc, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,145	13,201	(3,527)
Deutsche Bank	Royal Bank of Canada	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	373	28,813	(733)
Deutsche Bank	Royal Caribbean Cruises Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,123	132,207	(1,049)
Deutsche Bank	Royal Gold, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	23	1,974	92
Deutsche Bank	RPM International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	321	15,302	55
Deutsche Bank	RR Donnelley & Sons Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,778	67,849	(1,561)
Deutsche Bank	RSP Permian, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,976	186,413	5,721
Deutsche Bank	Ryder System, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	8	582	18
Deutsche Bank	Sally Beauty Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	7,634	125,473	(13,847)
Deutsche Bank	Saeta Yield SA	8/17/2018	Receive	0.350% + 1 Month EURIBOR	Monthly	1,077	13,100	(162)
Deutsche Bank	SCANA Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,446	207,635	(52,458)
Deutsche Bank	Schlumberger Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	803	51,954	(238)
Deutsche Bank	Sealed Air Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,397	102,489	(1,156)
Deutsche Bank	SeaWorld Entertainment, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	780	11,559	792
Deutsche Bank	SEI Investments Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	68	5,090	166
Deutsche Bank	The Sherwin-Williams Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	185	72,532	223
Deutsche Bank	Shoe Carnival, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,993	71,177	(2,974)
Deutsche Bank	Sirtex Medical Ltd.	8/17/2018	Pay	0.500% + 1 Month ASX AUD	Monthly	2,407	66,802	501
Deutsche Bank	Sky plc	1/2/2019	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	26,760	382,807	111,563
Deutsche Bank	Snap-On, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	860	126,797	(3,398)
Deutsche Bank	Sonoco Products Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,161	56,259	618
Deutsche Bank	Southwest Airlines Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,405	80,414	(3,992)
Deutsche Bank	Spirit Airlines, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	11	415	(21)
Deutsche Bank	Sprouts Farmers Market, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,910	91,691	(8,659)
Deutsche Bank	Steelcase, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,502	20,613	(1,808)
Deutsche Bank	Steven Madden Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	463	20,310	186
Deutsche Bank	Stewart Information Services Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,632	71,675	145
Deutsche Bank	Stifel Financial Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	93	5,504	(316)
Deutsche Bank	Stone Energy Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	651	24,136	3,614
Deutsche Bank	SunCoke Energy, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,899	31,167	(3,059)
Deutsche Bank	Symantec Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	542	(19)
Deutsche Bank	Synchrony Financial	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	520	17,425	(1,649)
Deutsche Bank	Syneos Health, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	226	8,017	135
Deutsche Bank	Synopsys, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,240	269,605	(5,480)

Deutsche Bank	Synovus Financial Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	104	5,216	(3)
Deutsche Bank	Tableau Software, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	62	5,007	466
Deutsche Bank	Tailored Brands, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	642	16,078	2,255
Deutsche Bank	Targa Resources Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,529	67,284	(413)
Deutsche Bank	Target Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	425	29,486	337
Deutsche Bank	Taylor Morrison Home Corporation, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	909	21,143	(2,701)
Deutsche Bank	Tech Data Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	21	1,786	(207)
Deutsche Bank	Teekay Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,916	15,487	(1,970)
Deutsche Bank	Tesla, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	49	13,033	(2,332)
Deutsche Bank	Texas Capital Bancshares, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	201	18,056	(411)
Deutsche Bank	Thomson Reuters Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	118	4,557	(118)
Deutsche Bank	Time Warner, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4,998	472,360	11,765
Deutsche Bank	Titan Machinery, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,056	24,862	1,547
Deutsche Bank	TiVo Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,383	18,724	(1,862)
Deutsche Bank	Torchmark Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,029	86,501	(1,027)
Deutsche Bank	The Toronto-Dominion Bank	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	22	1,250	(29)
Deutsche Bank	Tower International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	783	21,710	(2,142)
Deutsche Bank	Tractor Supply Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	432	27,203	(662)
Deutsche Bank	The Trade Desk, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	311	15,421	651
Deutsche Bank	TransCanada Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	134	5,536	139
Deutsche Bank	Transdigm Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	72	22,085	2,663
Deutsche Bank	TransUnion	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	149	8,454	175
Deutsche Bank	TreeHouse Foods, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,489	95,165	(21,989)
Deutsche Bank	Trex Company, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	435	(12)
Deutsche Bank	Trimble, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,079	74,549	(6,320)
Deutsche Bank	TriNet Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	447	20,690	1,280
Deutsche Bank	tronc, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,054	17,292	(1,639)
Deutsche Bank	Tyson Foods, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,339	97,926	(1,224)
Deutsche Bank	UBM plc	8/17/2018	Pay	0.350% + 1 Month ICE LIBOR GBP	Monthly	13,084	125,046	8,073
Deutsche Bank	The Ultimate Software Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	27	6,575	(191)
Deutsche Bank	United Continental Holdings	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	302	20,963	(1,775)
Deutsche Bank	United States Steel Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	703	24,719	(1,461)
Deutsche Bank	United Therapeutics Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	180	20,205	(5,355)
Deutsche Bank	Univar, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	385	10,676	(98)
Deutsche Bank	Unum Group	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,146	102,080	(17,027)
Deutsche Bank	Urban Outfitters, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,715	100,274	5,137
Deutsche Bank	USG Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,238	50,004	2,325
Deutsche Bank	Validus Holdings, Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,704	384,442	(161)
Deutsche Bank	Varex Imaging Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	594	21,236	(2,082)
Deutsche Bank	Varian Medical Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	4	490	50
Deutsche Bank	Vectren Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	78	4,982	73
Deutsche Bank	VeriFone Systems, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,223	18,794	(2,214)
Deutsche Bank	Viacom, Inc., Class B	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	959	29,956	366
Deutsche Bank	Viasat, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	322	21,156	(1,976)
Deutsche Bank	Visa, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	435	52,004	(1,816)
Deutsche Bank	Visteon Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	911	100,341	(14,570)

Deutsche Bank	VMware, Inc., Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	13	1,575	20
Deutsche Bank	Voya Financial, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	141	7,089	562
Deutsche Bank	W&T Offshore, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,507	24,379	2,143
Deutsche Bank	W. R. Grace & Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,056	64,623	(5,292)
Deutsche Bank	WABCO Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	203	27,163	(890)
Deutsche Bank	Waste Connections, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	3,034	217,497	11,455
Deutsche Bank	Web.com Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,149	20,778	(3,752)
Deutsche Bank	WEC Energy Group, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,026	64,283	2,203
Deutsche Bank	Weight Watchers International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	126	8,023	7
Deutsche Bank	WellCare Health Plans, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	36	6,952	27
Deutsche Bank	Wells Fargo & Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	799	41,841	(4,126)
Deutsche Bank	WESCO International, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,649	102,238	(6,437)
Deutsche Bank	West Pharmaceutical Services	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	489	43,142	1,061
Deutsche Bank	Western Alliance Bancorporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	110	6,387	(129)
Deutsche Bank	Western Digital Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	413	38,289	2,307
Deutsche Bank	Westlake Chemical Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	186	20,659	958
Deutsche Bank	WestRock Company	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	317	20,332	(548)
Deutsche Bank	WGL Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	5,517	461,137	(12,439)
Deutsche Bank	Whirlpool Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	595	91,025	(8,408)
Deutsche Bank	The Williams Companies, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	361	8,979	(35)
Deutsche Bank	Willis Towers Watson plc	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,655	252,739	(5,868)
Deutsche Bank	Windstream Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	39,159	55,160	(15,995)
Deutsche Bank	Wolverine World Wide, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	121	3,504	(29)
Deutsche Bank	WPX Energy, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,545	37,587	979
Deutsche Bank	Wyndham Worldwide Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	368	42,088	(771)
Deutsche Bank	Xcerra Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,051	23,879	3,446
Deutsche Bank	XL Group Ltd.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	6,794	376,642	(3,238)
Deutsche Bank	Xperi Corporation	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	944	19,950	(825)
Deutsche Bank	XPO Logistics, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	364	37,033	3,415
Deutsche Bank	YRC Worldwide, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	2,324	20,500	(7,369)
Deutsche Bank	Yum China Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	321	13,314	2
Deutsche Bank	Zebra Technologies Corporation, Class A	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	320	44,514	9,689
Deutsche Bank	Zimmer Biomet Holdings, Inc.	8/17/2018	Pay	0.300% + 1 Month LIBOR USD	Monthly	1,716	187,366	(13,677)
Short Equity Swap Contracts
Deutsche Bank	2U, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(251)	(21,082)	(5,008)
Deutsche Bank	AAON, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(589)	(22,959)	(1,062)
Deutsche Bank	Abbott Laboratories	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,669)	(99,928)	3,438
Deutsche Bank	Abbvie, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(88)	(8,324)	1,024
Deutsche Bank	Abeona Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(133)	(1,908)	(54)
Deutsche Bank	Abercrombie & Fitch Company, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,458)	(35,283)	(8,786)
Deutsche Bank	ABIOMED, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(219)	(63,724)	(962)
Deutsche Bank	Acacia Communications, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(93)	(3,575)	(12)
Deutsche Bank	Accelerate Diagnostics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(985)	(22,492)	4,738
Deutsche Bank	Accuray, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,305)	(31,508)	(823)
Deutsche Bank	Achaogen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(312)	(4,039)	(851)
Deutsche Bank	Achillion Pharmaceuticals	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(179)	(664)	(63)

Deutsche Bank	Aclaris Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,088)	(19,048)	6,003
Deutsche Bank	Acuity Brands, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(835)	249
Deutsche Bank	Adamas Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(953)	(22,763)	966
Deutsche Bank	Adient plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(77)	(4,599)	290
Deutsche Bank	AECOM	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(159)	(5,664)	175
Deutsche Bank	Aerie Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(868)	(52)
Deutsche Bank	Aerojet Rocketdyne Holdings	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(265)	(7,408)	391
Deutsche Bank	Aflac, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,415)	(61,883)	1,830
Deutsche Bank	AGCO Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(1,879)	252
Deutsche Bank	Aircastle Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,413)	(47,893)	4,758
Deutsche Bank	Akamai Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(778)	(55,199)	(2,408)
Deutsche Bank	Akebia Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(533)	275
Deutsche Bank	Albemarle Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(273)	(25,424)	3,406
Deutsche Bank	Alcoa Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(358)	(16,083)	596
Deutsche Bank	Alder Biopharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,810)	(35,665)	3,815
Deutsche Bank	Alleghany Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(64)	(39,302)	(49)
Deutsche Bank	Allegheny Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(274)	(6,484)	598
Deutsche Bank	Allergan plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(12,278)	(54)
Deutsche Bank	Allete, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(464)	(33,515)	(552)
Deutsche Bank	Allison Transmission Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(636)	(24,830)	697
Deutsche Bank	The Allstate Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(292)	(27,666)	513
Deutsche Bank	Alnylam Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(595)	(4)
Deutsche Bank	AMAG Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,212)	(24,410)	(4,242)
Deutsche Bank	AMC Entertainment Holdings, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,082)	(43,277)	968
Deutsche Bank	AMERCO	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(9,617)	1
Deutsche Bank	American Axle & Manufacturing Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,513)	(68,645)	8,135
Deutsche Bank	American Eagle Outfitters	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,409)	(28,065)	498
Deutsche Bank	American Express Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(307)	(28,614)	1,534
Deutsche Bank	American Financial Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(1,234)	33
Deutsche Bank	American Railcar Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(306)	(11,441)	751
Deutsche Bank	American Tower Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(656)	(95,289)	620
Deutsche Bank	Amicus Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(388)	(5,832)	(2)
Deutsche Bank	Antares Pharma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10,023)	(22,038)	(238)
Deutsche Bank	Aon plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(51)	(7,151)	382
Deutsche Bank	Applied Optoelectronics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(72)	(1,803)	168
Deutsche Bank	Arch Capital Group Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(599)	1
Deutsche Bank	Archer-Daniels-Midland Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(172)	(7,454)	(75)
Deutsche Bank	Ardmore Shipping Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(938)	(7,125)	172
Deutsche Bank	Arista Networks, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(3,317)	464
Deutsche Bank	Armstrong Flooring, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,501)	(20,355)	4,386
Deutsche Bank	Array BioPharma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(750)	52
Deutsche Bank	Astec Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(365)	(20,129)	704
Deutsche Bank	AT&T, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,401)	(192,446)	10,228
Deutsche Bank	Atara Biotherapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13)	(507)	(32)
Deutsche Bank	athenahealth, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(49)	(7,005)	(545)
Deutsche Bank	Atlas Air Worldwide Holdings	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,014)	(61,263)	(2,636)

Deutsche Bank	Atmos Energy Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(52)	(4,378)	(74)
Deutsche Bank	Audentes Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(661)	88
Deutsche Bank	Autoliv, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(12,544)	(54)
Deutsche Bank	Avangrid, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(2,709)	(15)
Deutsche Bank	AVX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(413)	(6,831)	421
Deutsche Bank	Axis Capital Holdings Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(3,534)	(509)
Deutsche Bank	AxoGen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(627)	(22,874)	(2,262)
Deutsche Bank	Axon Enterprise, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(673)	(26,445)	(7,961)
Deutsche Bank	AXT, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,040)	(22,028)	21
Deutsche Bank	B&G Foods, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(159)	(3,839)	447
Deutsche Bank	Baker Hughes, a GE Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(260)	(7,216)	789
Deutsche Bank	Balchem Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(279)	(22,796)	(1,422)
Deutsche Bank	Ball Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,357)	(252,282)	(4,989)
Deutsche Bank	The Bank Of New York Mellon Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,390)	79
Deutsche Bank	BB&T Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(757)	(39,328)	2,020
Deutsche Bank	Beacon Roofing Supply, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,158)	(61,422)	1,313
Deutsche Bank	Beazer Homes USA, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,089)	(65,175)	14,534
Deutsche Bank	Belmond Ltd., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,856)	(20,682)	2,201
Deutsche Bank	Benchmark Electronics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(237)	(7,106)	(143)
Deutsche Bank	Benefitfocus, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(182)	(4,438)	43
Deutsche Bank	Best Buy Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(154)	(10,778)	71
Deutsche Bank	Biglari Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(51)	(20,817)	879
Deutsche Bank	BioCryst Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(116)	(553)	16
Deutsche Bank	Biogen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(432)	(118,304)	(1,794)
Deutsche Bank	BioMarin Pharmaceutical, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(56)	(4,537)	269
Deutsche Bank	Bio-Rad Laboratories, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(155)	(38,740)	1,268
Deutsche Bank	Blackline, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(483)	(18,929)	(2,497)
Deutsche Bank	BlackRock, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1)	(541)	20
Deutsche Bank	Blueprint Medicines Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(825)	(29)
Deutsche Bank	The Boeing Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(7,866)	135
Deutsche Bank	Bofi Holding, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(3,970)	175
Deutsche Bank	Bonanza Creek Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(782)	(21,657)	(442)
Deutsche Bank	Boot Barn Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(698)	(12,368)	891
Deutsche Bank	BorgWarner, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(524)	(26,306)	594
Deutsche Bank	The Boston Beer Company, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(5,101)	(715)
Deutsche Bank	Box, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(409)	(8,400)	1,387
Deutsche Bank	Brandywine Realty Trust	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(331)	(5,253)	690
Deutsche Bank	Brinker International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(263)	(9,489)	768
Deutsche Bank	Bristow Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,457)	(31,921)	3,557
Deutsche Bank	Broadridge Financial Solutions, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,295)	(362,066)	(18,459)
Deutsche Bank	Brookfield Property Partners LP	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(170)	(3,262)	(46)
Deutsche Bank	Brown-Forman Corporation, Class B	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(214)	(11,849)	198
Deutsche Bank	The Buckle, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(439)	(9,718)	166
Deutsche Bank	BWX Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(331)	(21,017)	(574)
Deutsche Bank	C.H. Robinson Worldwide, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(6,182)	26
Deutsche Bank	Cabot Oil & Gas Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(283)	(6,782)	1,111

Deutsche Bank	Cadiz, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(823)	31
Deutsche Bank	Caesars Entertainment Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,233)	(58,835)	6,284
Deutsche Bank	CAI International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(302)	(6,416)	(401)
Deutsche Bank	CalAmp Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(904)	(20,672)	(385)
Deutsche Bank	Calavo Growers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(52)	(4,792)	(394)
Deutsche Bank	Callon Petroleum Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,062)	(14,054)	(1,640)
Deutsche Bank	Cal-Maine Foods, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(658)	(28,739)	(209)
Deutsche Bank	Canadian Pacific Railway Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(3,919)	189
Deutsche Bank	Cara Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(160)	(1,980)	205
Deutsche Bank	Carbonite, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,087)	(60,077)	(8,416)
Deutsche Bank	Cardinal Health, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(2,021)	(10)
Deutsche Bank	Carpenter Technology Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(137)	(6,040)	1,052
Deutsche Bank	Carriage Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(427)	(11,805)	(717)
Deutsche Bank	Cass Information Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(119)	(7,078)	(191)
Deutsche Bank	The Cato Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,857)	(27,358)	(2,895)
Deutsche Bank	Cavco Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(173)	(30,044)	(3,187)
Deutsche Bank	CBIZ, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(389)	(7,096)	(792)
Deutsche Bank	CBRE Group, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,030)	(48,625)	(465)
Deutsche Bank	CBS Corporation, Class B Non Voting	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,185)	(60,888)	1,434
Deutsche Bank	CDW Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(984)	53
Deutsche Bank	Celgene Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,100)	(98,119)	(988)
Deutsche Bank	Centene Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(434)	(46,355)	(523)
Deutsche Bank	Century Aluminum Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(286)	(4,727)	980
Deutsche Bank	Century Communities, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,204)	(65,970)	5,466
Deutsche Bank	Cerner Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(873)	(50,710)	208
Deutsche Bank	Cerus Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,030)	(27,554)	(8,977)
Deutsche Bank	CF Industries Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(169)	(6,372)	748
Deutsche Bank	Charles Schwab Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(5,114)	559
Deutsche Bank	Charter Communications, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15)	(4,663)	45
Deutsche Bank	Chegg, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(437)	(9,024)	(1,708)
Deutsche Bank	Chemed Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(87)	(23,722)	(156)
Deutsche Bank	ChemoCentryx, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(788)	(220)
Deutsche Bank	Chipotle Mexican Grill, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(83)	(26,803)	868
Deutsche Bank	Choice Properties REIT	8/17/2018	Receive	-0.300% + 1 Month CDOR CAD	Monthly	(334)	(3,910)	47
Deutsche Bank	Church & Dwight Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(1,963)	(25)
Deutsche Bank	Ciena Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,341)	(34,709)	(4,307)
Deutsche Bank	Cigna Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,951)	(327,078)	(360)
Deutsche Bank	Cincinnati Bell, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,748)	(51,870)	19,198
Deutsche Bank	Cinemark Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(202)	(7,605)	443
Deutsche Bank	Cintas Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(30)	(5,115)	(384)
Deutsche Bank	CIRCOR International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(482)	(20,549)	2,776
Deutsche Bank	Clearwater Paper Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(7,503)	575
Deutsche Bank	Clovis Oncology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(443)	(23,374)	5,684
Deutsche Bank	CME Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(7,440)	(165)
Deutsche Bank	Coca-Cola European Partners plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(408)	(16,997)	(65)
Deutsche Bank	Codexis, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,165)	(23,805)	(6,299)

Deutsche Bank	Cognex Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(175)	(9,093)	512
Deutsche Bank	Cognizant Technology Solutions Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(946)	(76,095)	277
Deutsche Bank	Coherus Biosciences, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(55)	(607)	(66)
Deutsche Bank	Collegium Pharmaceutical, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(21)	(536)	(43)
Deutsche Bank	Comerica, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(523)	(50,300)	869
Deutsche Bank	Commercial Vehicle Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(66)	(511)	148
Deutsche Bank	CommScope Holding Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(401)	(16,019)	(590)
Deutsche Bank	Community Health Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,506)	(17,832)	3,519
Deutsche Bank	Commvault Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(251)	(14,346)	(82)
Deutsche Bank	Compass Minerals International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(3,797)	150
Deutsche Bank	Conagra Brands, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(405)	12
Deutsche Bank	Concho Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,154)	(173,508)	(6,216)
Deutsche Bank	Conduent, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,404)	(63,419)	(6,845)
Deutsche Bank	Conn's, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(374)	(12,709)	(201)
Deutsche Bank	ConocoPhillips	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(592)	(35,090)	(716)
Deutsche Bank	Continental Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(28)	(1,650)	(126)
Deutsche Bank	Copa Holdings SA, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(81)	(10,411)	392
Deutsche Bank	Copart, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,740)	(88,603)	(2,076)
Deutsche Bank	Corbus Pharmaceuticals Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(112)	(683)	91
Deutsche Bank	Corcept Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(756)	(81)
Deutsche Bank	CoreSite Realty Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(142)	(14,629)	308
Deutsche Bank	Corium International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(534)	(6,122)	(271)
Deutsche Bank	Cornerstone OnDemand, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(512)	(20,014)	(1,500)
Deutsche Bank	Costamare, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,186)	(7,397)	(255)
Deutsche Bank	Coupa Software, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(750)	(34,196)	133
Deutsche Bank	Covanta Holding Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(470)	(6,928)	661
Deutsche Bank	CrediCorp Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(415)	(94,215)	(1,565)
Deutsche Bank	Cree, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(520)	(20,951)	(1,919)
Deutsche Bank	Crocs, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,649)	(26,784)	(5,786)
Deutsche Bank	Cullen/Frost Bankers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(7,313)	180
Deutsche Bank	Curtiss-Wright Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(9,463)	109
Deutsche Bank	CVR Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(381)	(11,507)	1,310
Deutsche Bank	CVS Health Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,855)	(115,322)	22,710
Deutsche Bank	Cytokinetics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(94)	(676)	47
Deutsche Bank	CytomX Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(24)	(682)	23
Deutsche Bank	Danaher Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(7,349)	256
Deutsche Bank	Delek US Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,604)	(65,252)	(10,656)
Deutsche Bank	Dell Technologies, Inc., Class V	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(282)	(20,634)	(542)
Deutsche Bank	Delphi Technologies plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(6,479)	(18)
Deutsche Bank	Delta Air Lines, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(196)	(10,740)	30
Deutsche Bank	Denbury Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(287)	(786)	(169)
Deutsche Bank	Dermira, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,484)	(19,808)	48,921
Deutsche Bank	Diebold Nixdorf, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(270)	(4,155)	333
Deutsche Bank	Digimarc Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(804)	(19,241)	7,838
Deutsche Bank	Dillards, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(8,764)	(2,233)
Deutsche Bank	Diplomat Pharmacy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,051)	(21,165)	689

Deutsche Bank	Discovery Communications, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,117)	(66,757)	5,200
Deutsche Bank	DMC Global, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(977)	(26,141)	(3,227)
Deutsche Bank	Dollar Tree, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,593)	(151,172)	(826)
Deutsche Bank	Dominion Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,242)	(83,692)	3,497
Deutsche Bank	Dorman Products, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(310)	(20,513)	924
Deutsche Bank	Dril-Quip, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(157)	(7,029)	507
Deutsche Bank	DTE Energy Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(849)	(88,548)	(170)
Deutsche Bank	Duke Energy Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(86)	(6,657)	(138)
Deutsche Bank	The E.W. Scripps Company, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,964)	(59,476)	15,649
Deutsche Bank	East West Bancorp, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(90)	(5,625)	503
Deutsche Bank	Eastman Chemical Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(7,433)	(238)
Deutsche Bank	ebay, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(948)	(38,126)	512
Deutsche Bank	Edgewell Personal Care Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(617)	(30,097)	2,946
Deutsche Bank	Editas Medicine, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(530)	38
Deutsche Bank	Edwards Lifesciences Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(141)	(19,662)	(1,722)
Deutsche Bank	Eldorado Resorts, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,909)	(62,963)	(2,636)
Deutsche Bank	Electro Scientific Inds, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(792)	(79)
Deutsche Bank	Electronics for Imaging	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(23)	(628)	(3)
Deutsche Bank	Endologix, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(138)	(583)	(19)
Deutsche Bank	Energen Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(494)	(31,033)	(5,614)
Deutsche Bank	Ensco plc, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,586)	(6,958)	1,790
Deutsche Bank	Envision Healthcare Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(102)	(3,918)	(34)
Deutsche Bank	Epizyme, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(585)	(8)
Deutsche Bank	Eros International plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,570)	(17,104)	(734)
Deutsche Bank	Essent Group Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(146)	(6,212)	(49)
Deutsche Bank	The Estee Lauder Companies, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(213)	(31,885)	(642)
Deutsche Bank	Euronet Worldwide, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(3,076)	209
Deutsche Bank	Everest Re Group Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(513)	(77)
Deutsche Bank	Everi Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,033)	(26,480)	3,459
Deutsche Bank	Evolent Health, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(668)	(9,514)	(163)
Deutsche Bank	Exact Sciences Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(806)	59
Deutsche Bank	ExlService Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(381)	(21,235)	1,760
Deutsche Bank	Exterran Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,323)	(61,985)	8,328
Deutsche Bank	Extraction Oil & Gas, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,557)	(75,092)	16,075
Deutsche Bank	Fairmount Santrol Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(114)	(484)	15
Deutsche Bank	Farmer Bros. Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(908)	(27,406)	1,024
Deutsche Bank	Fate Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(517)	98
Deutsche Bank	Federal Realty Investment Trust	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(1,891)	(524)
Deutsche Bank	FedEx Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(237)	(56,742)	3,170
Deutsche Bank	Ferrari NV	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(623)	(75,086)	(167)
Deutsche Bank	Fiat Chrysler Automobiles NV	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(648)	(13,293)	120
Deutsche Bank	Fibrogen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11)	(508)	97
Deutsche Bank	Fidelity National Information Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(7,026)	295
Deutsche Bank	Finisar Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(727)	86
Deutsche Bank	The Finish Line, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(819)	(11,083)	(821)
Deutsche Bank	FireEye, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,271)	(21,507)	(2,406)

Deutsche Bank	First Financial Bancorp	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16,419)	(481,651)	(44,043)
Deutsche Bank	FirstEnergy Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(782)	(26,581)	(1,029)
Deutsche Bank	Fiserv, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(108)	(7,692)	27
Deutsche Bank	Fitbit, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,431)	(22,584)	2,996
Deutsche Bank	Five Below, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(405)	(29,682)	(2,723)
Deutsche Bank	Five Prime Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(498)	87
Deutsche Bank	Flexion Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(119)	(2,665)	310
Deutsche Bank	FLIR Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(67)	(3,349)	92
Deutsche Bank	Flotek Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,598)	(21,937)	(2,698)
Deutsche Bank	Flowers Foods, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,008)	(22,025)	(2,524)
Deutsche Bank	Flowserve Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(273)	(11,874)	589
Deutsche Bank	Fluor Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(126)	(7,224)	(460)
Deutsche Bank	FNF Group	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,283)	(91,338)	2,324
Deutsche Bank	Ford Motor Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,143)	(12,657)	1,150
Deutsche Bank	Forrester Research, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(523)	(21,666)	(402)
Deutsche Bank	Fortive Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(688)	(53,294)	(555)
Deutsche Bank	Forum Energy Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(655)	(7,200)	1,564
Deutsche Bank	Fossil Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,967)	(24,967)	(519)
Deutsche Bank	Foundation Medicine, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(787)	6
Deutsche Bank	Fox Factory Holding Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(575)	(20,055)	2,270
Deutsche Bank	Frank's International NV	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,488)	(29,780)	6,196
Deutsche Bank	Freshpet, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,377)	(22,637)	3,637
Deutsche Bank	FutureFuel Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,340)	(28,039)	3,413
Deutsche Bank	GameStop Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(567)	(7,150)	2,807
Deutsche Bank	GasLog Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,057)	(66,691)	16,789
Deutsche Bank	GATX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(103)	(7,051)	(217)
Deutsche Bank	GCI Liberty, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(739)	(39,058)	228
Deutsche Bank	Gener8 Maritime, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,057)	(5,968)	689
Deutsche Bank	General Electric Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(503)	(6,814)	1,551
Deutsche Bank	General Motors Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(312)	(11,331)	2,058
Deutsche Bank	Gentex Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,076)	(47,765)	(3,378)
Deutsche Bank	Geron Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,435)	(6,097)	(2,486)
Deutsche Bank	Global Blood Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10)	(483)	96
Deutsche Bank	Global Payments, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(189)	(21,065)	38
Deutsche Bank	Globalstar, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,338)	(3,667)	2,283
Deutsche Bank	Globus Medical, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(2,639)	(88)
Deutsche Bank	GNC Holdings, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,378)	(5,316)	316
Deutsche Bank	GoDaddy, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(221)	(13,567)	(1,113)
Deutsche Bank	Gogo, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(474)	(4,088)	668
Deutsche Bank	Golar LNG Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,727)	(47,313)	2,062
Deutsche Bank	Golden Entertainment, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(750)	(17,409)	5,925
Deutsche Bank	GoPro, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,497)	(7,165)	2,530
Deutsche Bank	Graphic Packaging Holding Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(262)	(4,039)	156
Deutsche Bank	Gray Television, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(869)	(11,028)	3,209
Deutsche Bank	Great Lakes Dredge & Dock Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(19,899)	(91,481)	5,326
Deutsche Bank	Green Plains, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(384)	(6,447)	794

Deutsche Bank	Griffon Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,279)	(63,085)	482
Deutsche Bank	H&E Equipment Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,583)	(60,895)	1,156
Deutsche Bank	Halcon Resources Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(90)	(438)	52
Deutsche Bank	Halliburton Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(462)	(21,673)	2,010
Deutsche Bank	Hammerson plc	1/2/2019	Receive	-0.300% + 1 Month ICE LIBOR GBP	Monthly	(6,173)	(45,200)	(11,556)
Deutsche Bank	Harris Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(264)	(42,571)	(249)
Deutsche Bank	Hasbro, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(5,897)	798
Deutsche Bank	Hawaiian Electric Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(213)	(7,319)	84
Deutsche Bank	Haynes International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(918)	(34,049)	(1,693)
Deutsche Bank	Healthcare Services Group	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(364)	(15,824)	(24)
Deutsche Bank	HealthEquity, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(339)	(20,514)	(4,317)
Deutsche Bank	Heartland Express, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,077)	(19,383)	5,091
Deutsche Bank	Hecla Mining Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,900)	(6,969)	615
Deutsche Bank	Helix Energy Solutions Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,6870	(27,118)	7,993
Deutsche Bank	Helmerich & Payne, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(7,251)	155
Deutsche Bank	Herbalife Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(71)	(6,915)	(138)
Deutsche Bank	Hertz Global Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,056)	(40,787)	3,607
Deutsche Bank	Hess Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(1,719)	(204)
Deutsche Bank	Hewlett Packard Enterprise	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,269)	(39,947)	(2,331)
Deutsche Bank	Hibbett Sports, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(515)	(12,328)	(1,433)
Deutsche Bank	Highpoint Resources Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(15,199)	(77,168)	(1,253)
Deutsche Bank	The Home Depot, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(814)	(145,038)	(1,565)
Deutsche Bank	Hormel Foods Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(218)	(7,478)	(98)
Deutsche Bank	Hortonworks, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,164)	(23,697)	301
Deutsche Bank	Houghton Mifflin Harcourt Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,187)	(22,135)	4,762
Deutsche Bank	The Howard Hughes Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(811)	(112,773)	(3,271)
Deutsche Bank	HRG Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(464)	(7,646)	(249)
Deutsche Bank	Ichor Holdings Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(134)	(3,242)	17
Deutsche Bank	ICON plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(429)	(50,647)	(4,714)
Deutsche Bank	IDACORP, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(6,088)	(152)
Deutsche Bank	Idera Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(544)	(18)
Deutsche Bank	IDEX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(106)	(15,099)	801
Deutsche Bank	IHS Markit Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(457)	(22,034)	(1,257)
Deutsche Bank	II-VI, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(1,104)	94
Deutsche Bank	Illumina, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(92)	(21,733)	1,592
Deutsche Bank	IMAX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,056)	(20,263)	1,840
Deutsche Bank	Immersion Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,862)	(22,240)	(3,556)
Deutsche Bank	Immunogen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(400)	19
Deutsche Bank	Immunomedics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,676)	(24,471)	2,042
Deutsche Bank	Impax Laboratories, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,284)	(24,961)	(2,553)
Deutsche Bank	Incyte Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(750)	44
Deutsche Bank	Infinera Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(760)	(61)
Deutsche Bank	Informa plc	8/17/2018	Receive	-0.300% + 1 Month ICE LIBOR GBP	Monthly	(13,964)	(102,410)	(7,410)
Deutsche Bank	Ingersoll-Rand plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(4,610)	249
Deutsche Bank	Inovio Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(184)	(866)	(114)
Deutsche Bank	Inphi Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(159)	(4,783)	192

Deutsche Bank	Installed Building Products, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(506)	(30,366)	3,932
Deutsche Bank	Instructure, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(488)	(20,560)	(4,439)
Deutsche Bank	Insulet Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(255)	(22,101)	155
Deutsche Bank	Intel Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(966)	(50,289)	(1,339)
Deutsche Bank	Intellia Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(422)	84
Deutsche Bank	Interactive Brokers Group, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(302)	(20,295)	(101)
Deutsche Bank	Intercept Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(3,997)	(186)
Deutsche Bank	Internap Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(627)	99
Deutsche Bank	International Seaways, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(431)	(7,581)	182
Deutsche Bank	The Interpublic Group of Companies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,693)	(38,969)	(2,464)
Deutsche Bank	InterXion Holding NV	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(77)	(4,780)	123
Deutsche Bank	Intra-Cellular Therapies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(673)	(89)
Deutsche Bank	Intrepid Potash, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,591)	(27,613)	4,695
Deutsche Bank	Intrexon Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(276)	(4,229)	(242)
Deutsche Bank	Invacare Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,142)	(54,641)	(908)
Deutsche Bank	Invitae Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(873)	(4,090)	3,171
Deutsche Bank	Ionis Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(380)	(16,740)	2,579
Deutsche Bank	Iovance Biotherapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(540)	36
Deutsche Bank	iRhythm Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(340)	(21,392)	(1,623)
Deutsche Bank	Iridium Communications, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(971)	(10,917)	280
Deutsche Bank	iRobot Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(199)	(12,765)	2,228
Deutsche Bank	J.C. Penney Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,085)	(6,292)	1,249
Deutsche Bank	The J.M. Smucker Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(556)	(68,909)	2,326
Deutsche Bank	Jabil, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,137)	(61,362)	(1,307)
Deutsche Bank	Jazz Pharmaceuticals plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(211)	(31,843)	1,094
Deutsche Bank	John Bean Technologies Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(192)	(21,761)	(608)
Deutsche Bank	Jones Lang Lasalle, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(925)	(161,481)	790
Deutsche Bank	KBR, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(459)	(7,463)	826
Deutsche Bank	Kemper Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,181)	(67,280)	(1,200)
Deutsche Bank	Keryx Biopharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(726)	(2,967)	640
Deutsche Bank	Kinder Morgan, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(437)	(6,577)	903
Deutsche Bank	KLX, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(105)	(7,457)	(288)
Deutsche Bank	The Kraft Heinz Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(105)	(6,539)	(145)
Deutsche Bank	Kraton Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(953)	(45,442)	226
Deutsche Bank	Kratos Defense & Security Solutions, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,420)	(76,306)	4,937
Deutsche Bank	L3 Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(58)	(12,057)	178
Deutsche Bank	La Jolla Pharmaceutical Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(108)	(3,214)	73
Deutsche Bank	Landstar System, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(1,315)	12
Deutsche Bank	Leggett & Platt, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,811)	(80,271)	5,046
Deutsche Bank	Lennar Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(308)	(18,142)	2,127
Deutsche Bank	Lexicon Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(525)	(4,497)	208
Deutsche Bank	The Liberty Braves Group, Class C	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(501)	(11,426)	(128)
Deutsche Bank	The Liberty SiriusXM Group, Class C	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(272)	(11,105)	(495)
Deutsche Bank	Ligand Pharmaceuticals	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(12,379)	1,181
Deutsche Bank	Limoneira Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(336)	(7,969)	(924)
Deutsche Bank	Live Nation Entertainment, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(502)	(21,136)	2,458

Deutsche Bank	Lockheed Martin Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(438)	(147,984)	1,888
Deutsche Bank	Loxo Oncology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5)	(577)	2
Deutsche Bank	Lululemon Athletica, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(328)	(29,219)	(2,518)
Deutsche Bank	Lumber Liquidators Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,134)	(27,107)	6,088
Deutsche Bank	Lumentum Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,422)	(90,672)	1,705
Deutsche Bank	M/I Homes, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,546)	(49,210)	3,540
Deutsche Bank	Macom Technology Solutions Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(157)	(2,604)	640
Deutsche Bank	The Madison Square Garden Company, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(88)	(21,619)	(848)
Deutsche Bank	Magellan Health, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(669)	(71,613)	(6,761)
Deutsche Bank	Magna International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,926)	(108,521)	(28)
Deutsche Bank	Manitowoc Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(756)	(21,501)	5,198
Deutsche Bank	Manulife Financial Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,192)	(96,439)	424
Deutsche Bank	Markel Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(2,340)	(2)
Deutsche Bank	MarketAxess Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(156)	(33,880)	659
Deutsche Bank	Martin Marietta Materials	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(7,262)	(209)
Deutsche Bank	Marvell Technology Group Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11,230)	(236,364)	12,558
Deutsche Bank	Masimo Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(229)	(20,145)	112
Deutsche Bank	Match Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,138)	(50,552)	(13,465)
Deutsche Bank	Mattel, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,337)	(17,570)	3,799
Deutsche Bank	McCormick & Company, Inc., Non-Voting Shares	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(128)	(13,602)	381
Deutsche Bank	McDermott International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50,548)	(307,640)	43,441
Deutsche Bank	The Medicines Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(347)	(11,424)	(886)
Deutsche Bank	MediciNova, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(73)	(746)	38
Deutsche Bank	Meredith Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(983)	(52,844)	2,755
Deutsche Bank	Meritage Homes Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(270)	(12,209)	2,045
Deutsche Bank	Mesa Laboratories, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(169)	(25,074)	(3,803)
Deutsche Bank	Methanex Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(689)	(41,774)	(568)
Deutsche Bank	Metro, Inc.	8/17/2018	Receive	-0.300% + 1 Month CDOR CAD	Monthly	(3,645)	(149,398)	(1,190)
Deutsche Bank	Microchip Technology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,038)	(94,778)	(229)
Deutsche Bank	MiMedx Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(388)	(2,702)	640
Deutsche Bank	Mistras Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,077)	(20,386)	1,684
Deutsche Bank	Model N, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,242)	(22,407)	(3,300)
Deutsche Bank	Molina Healthcare, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,269)	(103,003)	(2,986)
Deutsche Bank	The Mosaic Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(321)	(7,789)	736
Deutsche Bank	MRC Global, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,284)	(21,096)	1,503
Deutsche Bank	Multi-Color Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(954)	(62,973)	5,261
Deutsche Bank	Myers Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,205)	(46,908)	(1,463)
Deutsche Bank	Nabors Industries Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(10,241)	(72,140)	5,312
Deutsche Bank	Nasdaq, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5690	(49,032)	(946)
Deutsche Bank	Natera, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(79)	(732)	(24)
Deutsche Bank	National Beverage Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(53)	(4,716)	178
Deutsche Bank	National CineMedia, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(734)	(3,807)	1,179
Deutsche Bank	National Instruments Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(821)	(41,494)	326
Deutsche Bank	National Oilwell Varco, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(991)	(36,459)	(1,178)
Deutsche Bank	National Retail Properties	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(1,138)	(44)
Deutsche Bank	Natural Gas Services Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(271)	(6,459)	828

Deutsche Bank	Navistar International Corp.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(119)	(4,158)	122
Deutsche Bank	Nektar Therapeutics	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6)	(637)	(80)
Deutsche Bank	NetApp, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(934)	(57,587)	(837)
Deutsche Bank	Netflix, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(91)	(26,840)	704
Deutsche Bank	NetScout Systems, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(571)	(15,037)	31
Deutsche Bank	Nevro Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(2,252)	(105)
Deutsche Bank	New Relic, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(3,112)	(504)
Deutsche Bank	New York Community Bancorp., Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,344)	(43,546)	3,117
Deutsche Bank	The New York Times Company, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,386)	(33,384)	(232)
Deutsche Bank	Newfield Exploration Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(599)	(14,619)	1,092
Deutsche Bank	NextEra Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,047)	(170,960)	(477)
Deutsche Bank	Nike, Inc., Class B	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(224)	(14,876)	(52)
Deutsche Bank	Noble Corporation plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,910)	(10,789)	1,893
Deutsche Bank	Nordic American Tankers Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(13,337)	(25,855)	6,972
Deutsche Bank	Northrop Grumman Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(502)	(175,123)	2,896
Deutsche Bank	NovoCure Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,067)	(23,248)	(1,304)
Deutsche Bank	NOW, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,214)	(22,613)	3,087
Deutsche Bank	NRG Yield, Inc., Class C	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(426)	(7,238)	485
Deutsche Bank	Nutrien Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,009)	(48,053)	(431)
Deutsche Bank	NuVasive, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(189)	(9,868)	54
Deutsche Bank	NVE Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(288)	(23,924)	(2,402)
Deutsche Bank	NVIDIA Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(91)	(21,064)	(1,804)
Deutsche Bank	Oasis Petroleum, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(877)	(7,099)	397
Deutsche Bank	Oceaneering International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(391)	(7,245)	860
Deutsche Bank	OGE Energy Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,265)	(106,936)	(4,310)
Deutsche Bank	Oil States International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(284)	(7,436)	319
Deutsche Bank	Olin Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(557)	(16,920)	1,015
Deutsche Bank	Ollie's Bargain Outlet Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(356)	(21,456)	(2,887)
Deutsche Bank	Omeros Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(41)	(458)	(92)
Deutsche Bank	Oracle Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(226)	(10,328)	1,532
Deutsche Bank	OraSure Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(44)	(743)	11
Deutsche Bank	ORBCOMM, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,314)	(59,125)	6,098
Deutsche Bank	Ormat Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(121)	(6,818)	540
Deutsche Bank	Oshkosh Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9)	(695)	66
Deutsche Bank	Overstock.com, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(197)	(7,134)	5,758
Deutsche Bank	Owens Corning	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(986)	(79,243)	1,919
Deutsche Bank	P.H. Glatfelter Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3430	(7,038)	306
Deutsche Bank	Pacific Biosciences of California, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(9,143)	(18,730)	5,303
Deutsche Bank	PacWest Bancorp	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(140)	(6,930)	639
Deutsche Bank	Palo Alto Networks, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(122)	(22,114)	409
Deutsche Bank	Pandora Media, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(793)	(3,987)	(418)
Deutsche Bank	Papa John's International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(149)	(8,531)	455
Deutsche Bank	Par Pacific Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,590)	(61,602)	5,668
Deutsche Bank	Paratek Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(702)	(43)
Deutsche Bank	Park Electrochemical Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,667)	(28,054)	4,273
Deutsche Bank	Parsley Energy, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(777)	(22,514)	(2,734)

Deutsche Bank	Pattern Energy Group, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(411)	(7,275)	825
Deutsche Bank	Patterson-UTI Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(382)	(6,684)	1,381
Deutsche Bank	PDC Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(227)	(11,123)	997
Deutsche Bank	pdvWireless, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(220)	(6,563)	496
Deutsche Bank	Peabody Energy Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(2,493)	283
Deutsche Bank	Pebblebrook Hotel Trust	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,412)	(48,502)	1,009
Deutsche Bank	Penn National Gaming, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,750)	(98,411)	16,123
Deutsche Bank	Pentair plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(2,247)	131
Deutsche Bank	PetMed Express, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(287)	(11,975)	1,093
Deutsche Bank	Photronics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(899)	(7,413)	92
Deutsche Bank	PICO Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,283)	(37,567)	3,311
Deutsche Bank	Pieris Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(38)	(259)	59
Deutsche Bank	Pinnacle Financial Partners	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(32)	(2,053)	(3)
Deutsche Bank	Pinnacle West Capital	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,428)	(113,922)	(1,989)
Deutsche Bank	Plug Power, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12,939)	(24,441)	241
Deutsche Bank	Pool Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(3,215)	(314)
Deutsche Bank	Popular, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,057)	(44,232)	(846)
Deutsche Bank	Portola Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(97)	(3,167)	(125)
Deutsche Bank	PriceSmart, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(538)	(44,925)	(705)
Deutsche Bank	Primo Water Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,711)	(20,024)	1,220
Deutsche Bank	Progenics Pharmaceuticals	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(132)	(984)	(110)
Deutsche Bank	The Progressive Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,779)	(291,030)	(34,194)
Deutsche Bank	PROS Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(668)	(22,040)	(3,455)
Deutsche Bank	The Providence Service Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(333)	(23,012)	(2,590)
Deutsche Bank	PTC Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(27)	(730)	(73)
Deutsche Bank	Public Service Enterprise Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(611)	(30,682)	(334)
Deutsche Bank	Public Storage	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(670)	(134,110)	(2,149)
Deutsche Bank	Puma Biotechnology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(342)	(23,257)	5,294
Deutsche Bank	PVH Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(278)	(42,091)	(2,185)
Deutsche Bank	QEP Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,321)	(61,847)	2,237
Deutsche Bank	Qorvo, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(98)	(6,896)	131
Deutsche Bank	Quanex Building Products Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,257)	(21,857)	4,776
Deutsche Bank	Quantenna Communications, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(57)	(780)	10
Deutsche Bank	QuinStreet, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(498)	(15)
Deutsche Bank	Radius Health, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(103)	(3,700)	(235)
Deutsche Bank	Range Resources Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(318)	(4,621)	(136)
Deutsche Bank	Rayonier Advanced Materials	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(333)	(7,146)	(481)
Deutsche Bank	Raytheon Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(899)	(193,895)	(404)
Deutsche Bank	Reata Pharmaceuticals, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(35)	(717)	76
Deutsche Bank	Red Robin Gourmet Burgers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(152)	(8,811)	(467)
Deutsche Bank	Regeneron Pharmaceuticals	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(254)	(87,422)	(3,854)
Deutsche Bank	REGENXBIO, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(189)	(5,638)	604
Deutsche Bank	Regis Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,329)	(20,096)	1,020
Deutsche Bank	RenaissanceRe Holdings Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(87)	(12,044)	(818)
Deutsche Bank	Rent-A-Center, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,020)	(34,671)	3,975
Deutsche Bank	Resolute Energy Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(108)	(3,740)	(282)

Deutsche Bank	Revance Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(26)	(800)	(26)
Deutsche Bank	Rexnord Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,154)	(63,899)	(7,405)
Deutsche Bank	Rigel Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(172)	(609)	32
Deutsche Bank	Ring Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(493)	(7,071)	(48)
Deutsche Bank	RingCentral, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(47)	(2,983)	(534)
Deutsche Bank	Rockwell Medical, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,426)	(28,252)	3,253
Deutsche Bank	Rollins, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,336)	(68,139)	(2,325)
Deutsche Bank	Roper Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(4,769)	(73)
Deutsche Bank	Ross Stores, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(458)	(35,709)	(382)
Deutsche Bank	RPC, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(221)	(3,982)	825
Deutsche Bank	S&P Global, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(78)	(14,891)	189
Deutsche Bank	Saia, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(22,233)	(1,147)
Deutsche Bank	salesforce.com, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(580)	(67,432)	1,792
Deutsche Bank	Sanderson Farms, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(80)	(9,516)	865
Deutsche Bank	Scorpio Bulkers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(768)	(5,411)	607
Deutsche Bank	Scorpio Tankers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,950)	(5,778)	2,198
Deutsche Bank	The Scotts Miracle-Gro Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(37)	(3,170)	837
Deutsche Bank	Seaboard Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2)	(8,525)	(122)
Deutsche Bank	Seacor Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(164)	(8,376)	(827)
Deutsche Bank	Seattle Genetics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(411)	(21,499)	1,640
Deutsche Bank	Service Corp. International	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(313)	(11,806)	76
Deutsche Bank	ServiceMaster Global Holding	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(44)	(2,237)	(12)
Deutsche Bank	ServiceSource International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,691)	(21,671)	(84)
Deutsche Bank	Shake Shack, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(784)	(32,618)	2,806
Deutsche Bank	Ship Finance International Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(485)	(6,931)	431
Deutsche Bank	Shopify, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(20)	(2,490)	91
Deutsche Bank	SiteOne Landscape Supply, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(310)	(23,870)	(2,581)
Deutsche Bank	Sonic Automotive, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,342)	(44,497)	(1,575)
Deutsche Bank	Sonic Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(358)	(9,027)	715
Deutsche Bank	Southern Copper Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(653)	(35,360)	(462)
Deutsche Bank	Southwestern Energy Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(11,106)	(48,061)	2,304
Deutsche Bank	Spark Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(12)	(799)	(89)
Deutsche Bank	Spectrum Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(29)	(466)	135
Deutsche Bank	Spirit AeroSystems Holdings, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(61)	(5,108)	1,249
Deutsche Bank	Splunk, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(82)	(8,064)	(791)
Deutsche Bank	SPX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(691)	(22,432)	(1,459)
Deutsche Bank	SRC Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,807)	(64,156)	(3,724)
Deutsche Bank	SS&C Technologies Holdings	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(187)	(10,028)	(176)
Deutsche Bank	Stamps.com, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(60)	(12,057)	29
Deutsche Bank	Starwood Property Trust, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,549)	(54,595)	(1,311)
Deutsche Bank	Steel Dynamics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(636)	(28,226)	2,587
Deutsche Bank	Stemline Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(42)	(642)	53
Deutsche Bank	Stericycle, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(137)	(8,013)	1,979
Deutsche Bank	Steris plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(33)	(3,079)	(21)
Deutsche Bank	Strongbridge Biopharma plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(50)	(442)	(92)
Deutsche Bank	Sturm Ruger & Company, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(201)	(10,546)	155

Deutsche Bank	Suncor Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,372)	(150,964)	(4,326)
Deutsche Bank	Sunrun, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,473)	(39,928)	(12,416)
Deutsche Bank	Superior Energy Services, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,092)	(59,745)	12,334
Deutsche Bank	Superior Industries International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,366)	(71,323)	8,427
Deutsche Bank	SuperValu, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(259)	(3,942)	(59)
Deutsche Bank	Surgery Partners, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,727)	(46,745)	(6,588)
Deutsche Bank	Synaptics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(912)	(41,684)	(3,710)
Deutsche Bank	Synchronoss Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(108)	(1,139)	(157)
Deutsche Bank	SYNNEX Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(108)	(12,766)	977
Deutsche Bank	Systemax, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(16)	(457)	(14)
Deutsche Bank	Tabula Rasa Healthcare, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(25)	(970)	(180)
Deutsche Bank	Tactile Systems Technology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(109)	(3,464)	(129)
Deutsche Bank	Tahoe Resources, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(890)	(4,172)	208
Deutsche Bank	Take-Two Interactive Softwre	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(46)	(4,495)	1,251
Deutsche Bank	TCF Financial Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(347)	(7,910)	280
Deutsche Bank	TD Ameritrade Holding Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(286)	(16,930)	144
Deutsche Bank	Team, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4,036)	(55,460)	6,201
Deutsche Bank	Teck Resources Ltd., Class B	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(455)	(11,713)	2,028
Deutsche Bank	Teladoc, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,206)	(48,577)	(3,786)
Deutsche Bank	Tele2 AB, B Shares	8/17/2018	Receive	-0.300% + 1 Month STIB SEK	Monthly	(5,749)	(559,893)	(2,499)
Deutsche Bank	Teledyne Technologies, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(54)	(10,101)	375
Deutsche Bank	Teleflex, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7)	(1,784)	12
Deutsche Bank	Tellurian, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(468)	70
Deutsche Bank	Tenet Healthcare Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(43)	(1,042)	(159)
Deutsche Bank	Tennant Co.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(950)	(64,277)	3,833
Deutsche Bank	Tenneco, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(753)	(41,285)	738
Deutsche Bank	Teradata Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,310)	(51,927)	1,990
Deutsche Bank	Teradyne, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(322)	(14,710)	863
Deutsche Bank	Terex Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(826)	(30,875)	3,004
Deutsche Bank	TerraForm Power, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(5,466)	(58,615)	3,235
Deutsche Bank	TESARO, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(3,941)	(179)
Deutsche Bank	Textainer Group Holdings Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(371)	(6,285)	717
Deutsche Bank	TG Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(553)	6
Deutsche Bank	TherapeuticsMD, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,321)	(6,429)	880
Deutsche Bank	Theravance Biopharma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,040)	(25,214)	3,278
Deutsche Bank	Thor Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(186)	(21,474)	583
Deutsche Bank	TimkenSteel Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,240)	(34,005)	3,127
Deutsche Bank	Titan International, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,824)	(48,212)	1,116
Deutsche Bank	Toll Brothers, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(117)	(5,057)	882
Deutsche Bank	Tootsie Roll Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(4,001)	543
Deutsche Bank	Transocean Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(753)	(7,450)	719
Deutsche Bank	TriMas Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,355)	(61,784)	625
Deutsche Bank	Trinity Industries, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(291)	(9,490)	603
Deutsche Bank	Triton International Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(232)	(7,095)	979
Deutsche Bank	Triumph Group, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,125)	(28,333)	1,884
Deutsche Bank	Tronox Ltd., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(296)	(5,455)	565

Deutsche Bank	TTM Technologies	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,788)	(57,885)	2,077
Deutsche Bank	Tucows, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(75)	(4,197)	331
Deutsche Bank	Tutor Perini Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,038)	(66,946)	7,454
Deutsche Bank	Twin Disc, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(891)	(19,357)	3,790
Deutsche Bank	U.S. Concrete, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(63)	(3,803)	777
Deutsche Bank	Ubiquiti Networks, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(59)	(4,057)	(171)
Deutsche Bank	Ulta Beauty, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(105)	(21,436)	98
Deutsche Bank	Ultragenyx Pharmaceutical Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(435)	(22,169)	(715)
Deutsche Bank	Under Armour, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(561)	(9,168)	(793)
Deutsche Bank	Union Pacific Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(112)	(15,024)	262
Deutsche Bank	Unisys Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(6,618)	(71,113)	(16,026)
Deutsche Bank	United Natural Foods, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(204)	(8,755)	238
Deutsche Bank	United Parcel Service, Class B	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,160)	(121,335)	4,410
Deutsche Bank	United Rentals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(71)	(12,254)	521
Deutsche Bank	United Technologies Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(929)	(116,816)	9,308
Deutsche Bank	Universal Display Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(163)	(16,448)	10,217
Deutsche Bank	Valley National Bancorp	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,727)	(21,696)	52
Deutsche Bank	Veeco Instruments, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(45)	(765)	39
Deutsche Bank	Veeva Systems, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(104)	(7,590)	(1,129)
Deutsche Bank	Verisk Analytics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(69)	(7,174)	(11)
Deutsche Bank	Verso Corporation, Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(39)	(656)	23
Deutsche Bank	Vertex Pharmaceuticals, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(40)	(6,515)	381
Deutsche Bank	Viad Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(136)	(7,143)	276
Deutsche Bank	Vicor Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(34)	(970)	(139)
Deutsche Bank	ViewRay, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(3,591)	(23,072)	9,202
Deutsche Bank	Virtusa Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(443)	(21,457)	(1,442)
Deutsche Bank	Voyager Therapeutics, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(263)	151
Deutsche Bank	VSE Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(151)	(7,806)	(579)
Deutsche Bank	Vulcan Materials Company	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(573)	(65,401)	2,277
Deutsche Bank	W. R. Berkley Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(149)	(10,839)	(49)
Deutsche Bank	Wabash National Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,945)	(61,250)	1,201
Deutsche Bank	Walgreens Boots Alliance, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(147)	(9,615)	131
Deutsche Bank	Walmart, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(380)	(33,585)	(231)
Deutsche Bank	Waters Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(22)	(4,368)	225
Deutsche Bank	Watsco, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(14)	(2,532)	(5)
Deutsche Bank	Wave Life Sciences Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(65)	(2,605)	410
Deutsche Bank	Wayfair, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(70)	(4,724)	746
Deutsche Bank	Weatherford International plc	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,316)	(5,300)	1,756
Deutsche Bank	Wesco Aircraft Holdings, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(90)	(922)	(108)
Deutsche Bank	WEX, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(164)	(25,672)	(852)
Deutsche Bank	Whiting Petroleum Corporation	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,981)	(100,830)	(17,549)
Deutsche Bank	Williams-Sonoma, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(698)	(36,806)	(630)
Deutsche Bank	Wingstop, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(684)	(32,290)	(4,398)
Deutsche Bank	Wix.Com Ltd.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(392)	(31,171)	(8,119)
Deutsche Bank	Woodward, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(49)	(3,508)	396
Deutsche Bank	Workday, Inc., Class A	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(4)	(508)	(33)

Deutsche Bank	Xcel Energy, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(7,614)	(346,161)	(4,498)
Deutsche Bank	Xilinx, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,272)	(91,834)	1,373
Deutsche Bank	Xylem, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(990)	(76,109)	(1,254)
Deutsche Bank	Yelp, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(513)	(21,405)	1,760
Deutsche Bank	Zagg, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(358)	(4,364)	2,692
Deutsche Bank	Zendesk, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(541)	(25,887)	(6,758)
Deutsche Bank	Zillow Group, Inc., Class C	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(17)	(914)	(152)
Deutsche Bank	Ziopharm Oncology, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(1,032)	(4,043)	184
Deutsche Bank	Zoe's Kitchen, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(2,066)	(29,815)	3,121
Deutsche Bank	Zoetis, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(688)	(57,414)	453
Deutsche Bank	Zogenix, Inc.	8/17/2018	Receive	-0.250% + 1 Month LIBOR USD	Monthly	(52)	(2,081)	(41)
								$(355,297)

(1) Swaps unwound with zero units but a payable outstanding amounted to $(215) as of March 31, 2018

* Based on the net swap value held at each counterparty, net unrealized appreciation (depreciation) is a receivable (payable).

ASX - ASX Australian Bank Bill Short Term Rate
ICE LIBOR - ICE British Pound LIBOR Rate
CDOR - Canadian Bankers Acceptance Rate
EURIBOR - Euribor (Euro Interbank Offered Rate)
LIBOR - London Interbank Offered Rate
STIB - Stockholm Interbank Offered Rate

INVESTMENT VALUATION:
The following is a summary of the Funds' pricing procedures. It is intended to be a general discussion and may not necessarily reflect all of the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively “NASDAQ”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”).

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC (“USBFS”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year.  These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset values ("NAV").

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 1 of the fair value hierarchy.

All other assets of the Funds are valued in such a manner as the Board of Trustees, in good faith, deems appropriate to reflect its fair value.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

MProved Systematic Long-Short Fund
The following table is a summary of the inputs used to value the MProved Systematic Long-Short Fund’s securities by level within the fair value hierarchy as of March 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$1,282,124	$-	$-	$1,282,124
Short Term Investments	673,170	-	-	673,170
Swap Contracts(2)	-	21,643	-	21,643
	$1,955,294	$21,643	$-	$1,976,937

(1) Please refer to the Schedules of Investments to view long common stocks segregated by industry type.
(2) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the MProved Systematic Long-Short Fund's policy to record transfers at the end of the reporting period. For the period ended March 31, 2018, there were no transfers between levels.

MProved Systematic Merger Arbitrage Fund
The following table is a summary of the inputs used to value the MProved Systematic Merger Arbitrage Fund’s securities by level within the fair value hierarchy as of March 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$352,551	$-	$-	$352,551
Short Term Investments	1,343,497	-	-	1,343,497
	$1,696,048	$-	$-	$1,696,048

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Swap Contracts(2)	$-	$15,621	$-	$15,621
	$-	$15,621	$-	$15,621

(1) Please refer to the Schedules of Investments to view long common stocks segregated by industry type.
(2) Swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the MProved Systematic Merger Arbitrage Fund’s policy to record transfers at the end of the reporting period. For the period ended March 31, 2018, there were no transfers between levels.

MProved Systematic Multi-Strategy Fund
The following table is a summary of the inputs used to value the MProved Systematic Multi-Strategy Fund’s securities by level within the fair value hierarchy as of March 31, 2018:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Convertible Preferred Stocks	$282,510	$-	$-	$282,510
Long Preferred Stocks	205,568	-	-	205,568
Long Convertible Bonds	-	2,682,493	-	2,682,493
Short Term Investments	11,931,480	-	-	11,931,480
Future Contracts(2)	97,896	-	-	97,896
	$12,517,454	$2,682,493	$-	$15,199,947

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$2,069,946	$-	$-	$2,069,946
Short US Government Notes/Bonds	-	196,104	-	196,104
Swap Contracts(2)	-	355,297	-	355,297
	$2,069,946	$551,401	$-	$2,621,347

(1) Please refer to the Schedules of Investments to view long and short common stocks segregated by industry type.
(2) Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument.

It is the MProved Systematic Multi-Strategy Fund’s policy to record transfers at the end of the reporting period. For the period ended March 31, 2018, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at March 31, 2018.
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of March 31, 2018 are as follows:

MProved Systematic Merger Arbitrage Fund	Fair Value
	Assets	Liabilities
Swap Contracts
Equity	$21,643	$-
Total fair value of derivative instruments	$21,643	$-

MProved Systematic Merger Arbitrage Fund	Fair Value
	Assets	Liabilities
Swap Contracts
Equity	$-	$15,621
Total fair value of derivative instruments	$-	$15,621

MProved Systematic Multi-Strategy Fund	Fair Value
	Assets	Liabilities
Swap Contracts
Equity	$-	$355,510

Futures Contracts(a)
Commodity	46,280	-
Currency	11,744	-
Equity	4,157	-
Interest rate	35,715	-
Total Futures Contracts	$97,896	-
Total fair value of derivative instruments	$97,896	$355,510

(a) Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund's consolidated schedule of open futures contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/ John Hedrick
John Hedrick, President

Date  May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
John Hedrick, President

Date  May 23, 2018

By (Signature and Title)*  /s/ David Cox
David Cox, Treasurer

Date  May 23, 2018

* Print the name and title of each signing officer under his or her signature.